As filed with the Securities and Exchange Commission on August 24, 2021
1933 Act File No. [_______]

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No.	[ ]

(Check appropriate box or boxes)

Global X Funds
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

605 3rd Avenue, 43rd Floor
New York, NY 10158
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICE) (ZIP CODE)

Registrant's Telephone Number, including Area Code: (212) 644-6440

Send Copies of Communications to:

Luis Berruga 605 3rd Avenue, 43rd Floor New York, New York 10158 (NAME AND ADDRESS OF AGENT FOR SERVICE)	Eric S. Purple, Esquire Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington D.C. 20006
Approximate Date of Proposed Public Offering: As soon as practical after this Registration Statement becomes effective under the Securities Act of 1933.
Title of Securities Being Registered: Shares of Beneficial Interest, no par value, of Global X FTSE Nordic Region ETF
It is proposed that this filing will become effective on September 23, 2021, pursuant to Rule 488 under the Securities Act of 1933, as amended.
No filing fee is due because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

1

    GLOBAL X FUNDS
605 3rd Avenue, 43rd Floor
New York, NY 10158
(212) 644-6440
https://www.globalxetfs.com

GLOBAL X MSCI NORWAY ETF
NYSE Arca: NORW
GLOBAL X FTSE NORDIC REGION ETF
NYSE Arca: GXF

IMPORTANT SHAREHOLDER INFORMATION

    The enclosed Prospectus/Information Statement is being provided to inform you that on or about [ , 2021], the Global X MSCI Norway ETF, a series of Global X Funds (the “Trust”), will be reorganized with and into the Global X FTSE Nordic Region ETF, also a series of the Trust (the “Reorganization”). The Prospectus/Information Statement discusses this proposed Reorganization and provides you with information that you should consider. The Board of Trustees of the Trust approved the Reorganization and concluded that the Reorganization is in the best interests of the Global X MSCI Norway ETF and its shareholders.

Please review the information in the Prospectus/Information Statement. You do not need to take any action regarding your account. On or about [ , 2021], your shares of the Global X MSCI Norway ETF will be converted automatically at their net asset value (“NAV”) into the shares of the Global X FTSE Nordic Region ETF.

If you have any questions, please call the Trust toll-free at 1-888-493-8631.

i

SUBJECT TO COMPLETION
THE INFORMATION IN THIS PROSPECTUS/INFORMATION STATEMENT IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS/INFORMATION STATEMENT IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION WHERE THE OFFER OR SALE IS NOT PERMITTED.

GLOBAL X FUNDS
605 3rd Avenue, 43rd Floor
New York, NY 10158
(212) 644-6440

PROSPECTUS/INFORMATION STATEMENT

Dated [ , 2021]

Acquisition of the Assets of:
GLOBAL X MSCI NORWAY ETF NYSE Arca: NORW (a series of Global X Funds)
By and in exchange for shares of:
GLOBAL X FTSE NORDIC REGION ETF NYSE Arca: GXF (a series of Global X Funds)

This Prospectus/Information Statement is being furnished to shareholders of the Global X MSCI Norway ETF (the “Acquired Fund”), a series of Global X Funds (the “Trust”), and the shareholders of the Global X FTSE Nordic Region ETF (the “Acquiring Fund”), a series of the Trust, pursuant to an Agreement and Plan of Reorganization (the “Agreement”), which consists of (1) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund solely in exchange for (A) the issuance of full shares of beneficial interest of the Acquiring Fund (collectively, the “Acquiring Fund Shares” and each, an “Acquiring Fund Share”) to the Acquired Fund, as well as cash equal in value to fractional shares of the Acquiring Fund otherwise resulting from the reorganization (as defined below) and (B) the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund on the closing date of the Reorganization (the “Closing Date”), and (2) the distribution by the Acquired Fund, on or promptly after the Closing Date as provided in the Agreement, of the Acquiring Fund Shares (and cash in lieu of fractional shares, if any) to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund (the “Reorganization”). As part of the Reorganization, the Acquiring Fund will also change its investment objective, underlying index and name to that of the Acquired Fund. The Acquired Fund and the Acquiring Fund are each a “Fund” and together, the “Funds.” The Reorganization will be structured to be a tax-free reorganization under the provisions of the Internal Revenue Code of 1986, as amended (the “Code”). The Funds will receive an opinion of counsel to the effect that the Reorganization will constitute a “reorganization” within the meaning of Section 368 of the Code. As a result, it is expected that neither the Acquired Fund nor the shareholders of the Acquired Fund would recognize gain or loss as a direct result of the Reorganization, except for any gain or loss that may result from the receipt by Acquired Fund shareholders of cash in lieu of fractional shares. The Board of Trustees of the Trust (the “Board”) has approved the Agreement. Shareholders of the Acquired Fund are not required to and are not being asked to approve the Agreement or the Reorganization. Pursuant to the Agreement, shareholders of the Acquired Fund will receive Acquiring Fund Shares that have the equivalent aggregate net asset value (“NAV”) to their shares of the Acquired Fund (“Acquired Fund Shares”).

As of the date of this Prospectus/Information Statement, the investment objectives and principal investment strategies of the Funds are substantially similar, but have some important differences. Each Fund is a passively managed index exchange-traded fund that seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a respective underlying index designed to track the equity securities of companies related to the Nordic region.

The primary differences between the Funds are that (i) the Acquiring Fund’s underlying index tracks companies in a larger geographic area than the Acquired Fund’s underlying index, and (ii) the Acquiring Fund invests at least 80% of its total assets in securities of companies that are economically tied to Sweden, Denmark, Norway and Finland, while the Acquired Fund invests at least 80% of its total assets in securities of companies that are economically tied to Norway. Aside from the differences related to the Funds tracking different underlying indexes and the Acquiring Fund investing in companies of a broader geographic region than the Acquired Fund as a result of each Fund’s respective 80% policy, the Funds’ investment objectives and principal investment strategies are substantially similar. The Funds’ principal risks are also substantially similar, though the risks have some important differences. The fundamental and non-fundamental investment restrictions of each Fund are identical.

The Board has approved, to become effective immediately prior to the Reorganization, changing the principal investment strategies of the Acquiring Fund to mirror the principal investment strategies of the Acquired Fund, including tracking the same underlying index. The Board has also approved, upon completion of the Reorganization, changing the name of the "Global X FTSE Nordic Region ETF" to the "Global X MSCI Norway ETF." Therefore, at the time of the Reorganization, the Acquiring Fund will have the same investment objective, underlying index, and principal investment strategies, and be subject to the same principal risks, as the Acquired Fund.

Each Fund is a non-diversified series of the Trust. Global X Management Company LLC (“Global X” or the “Adviser”) serves as the investment adviser to each Fund.

Acquired Fund Shares and Acquiring Fund Shares are listed for trading on NYSE Arca, Inc. (“NYSE Arca”). Reports and other information concerning the Acquired Fund and the Acquiring Fund can be inspected at the offices of NYSE Arca.

This Prospectus/Information Statement provides the information that you should know about the Reorganization and about an investment in the Acquiring Fund. You should retain this Prospectus/Information Statement for future reference. A Statement of Additional Information, dated [ , 2021] (the “Statement of Additional Information”), relating to this Prospectus/Information Statement contains more information about the Acquiring Fund and the Reorganization, and has been filed with the U.S. Securities and Exchange Commission (the “SEC”) and is incorporated herein by reference.

The prospectus of the Acquiring Fund, dated March 1, 2021 (1933 Act File No. 333-151713) (the “Acquiring Fund Prospectus”), is incorporated herein by reference and is considered a part of this Prospectus/Information Statement, and is intended to provide you with information about the Acquiring Fund. A copy of the current summary prospectus for the Acquiring Fund (“Acquiring Fund Summary Prospectus”) accompanies this Prospectus/Information Statement. The prospectus of the Acquired Fund, dated March 1, 2021 (1933 Act File No. 333-151713) (the “Acquired Fund Prospectus”), provides additional information about the Acquired Fund and is incorporated herein by reference. Acquired Fund shareholders should consult their financial advisor about whether the Acquiring Fund is appropriate for the shareholder’s investment portfolio.

In addition, the Annual Report to Shareholders of each of the Acquiring Fund and the Acquired Fund, for the fiscal year ended October 31, 2020 (together, the “Annual Reports”), and the Semi-Annual Report to Shareholders of each of the Acquiring Fund and the Acquired Fund, for the period ended April 30, 2021 (together, the “Semi-Annual Reports”), are incorporated by reference.

You can request a free copy of the Statement of Additional Information, Acquiring Fund Prospectus and Acquired Fund Prospectus, the Annual Reports, and the Semi-Annual Reports, by calling 1-888-493-8631, or by writing to the Trust at 605 3rd Avenue, 43rd Floor, New York, NY 10158.

Additional information about the Acquiring Fund can be viewed online or downloaded from the EDGAR database without charge on the SEC’s internet site at www.sec.gov. Shareholders can obtain copies, upon payment of a duplicating fee, by sending an e-mail request to publicinfo@sec.gov or by mailing a written request to the U.S. Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549-0102.

WE ARE NOT ASKING YOU FOR A PROXY
AND YOU ARE REQUESTED NOT TO SEND US A PROXY.
The SEC has not approved or disapproved these securities or passed upon the adequacy of this Prospectus/Information Statement. Any representation to the contrary is a criminal offense.
Shares of the Funds are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other agency of the U.S. Government, nor are shares deposits or obligations of any bank. Such shares in a Fund involve investment risks, including the loss of principal.

PROSPECTUS/INFORMATION STATEMENT

TABLE OF CONTENTS

INTRODUCTION	1
The Reorganization	1
How do the investment objectives, principal investment strategies and policies of the Acquired Fund compare against the Acquiring Fund?	1
What are the principal risks associated with investments in the Acquired Fund versus the Acquiring Fund?	2
What are the general tax consequences of the Reorganization?	3
Who manages the Funds?	3
What are the fees and expenses of each Fund and what might they be after the Reorganization?	4
How do the performance records of the Funds compare?	5
Where can I find more financial information about the Funds?	8
What are other key features of the Funds?	8
COMPARISON OF INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, POLICIES AND PRINCIPAL RISKS	10
What are the differences between the investment objectives of the Acquired Fund and the Acquiring Fund?	10
What are the most significant differences between the principal investment strategies and policies of the Acquired Fund compared to the Acquiring Fund?	10
How do the fundamental investment restrictions of the Acquired Fund differ from the Acquiring Fund?	11
What are the principal risk factors associated with investments in the Funds?	11
REASONS FOR THE REORGANIZATION	17
INFORMATION ABOUT THE REORGANIZATION AND THE AGREEMENT	20
How will the Reorganization be carried out?	20
Who will pay the expenses of the Reorganization?	20
What are the tax consequences of the Reorganization?	20
What are the capitalizations of the Funds and what might the capitalization be after the Reorganization?	22
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SHARES	23
MORE INFORMATION ABOUT THE FUNDS	24
EXHIBITS TO PROSPECTUS/INFORMATION STATEMENT	26
Exhibit A - Form of Agreement and Plan of Reorganization	26
Exhibit B - Financial Highlights	42

INTRODUCTION

This Introduction is only a summary of certain information contained in this Prospectus/Information Statement. You should read the more complete information in the rest of this Prospectus/Information Statement, including the Agreement, attached as Exhibit A, and the Acquiring Fund Summary Prospectus included with this Prospectus/ Information Statement.

The Reorganization

The Agreement provides for: (1) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund solely in exchange for (A) the issuance of full Acquiring Fund Shares to the Acquired Fund, as well as cash equal in value to fractional shares of the Acquiring Fund otherwise resulting from the Reorganization and (B) the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund on the Closing Date, and (2) the distribution by the Acquired Fund, on or promptly after the Closing Date as provided in the Agreement, of the Acquiring Fund Shares (and cash in lieu of fractional shares, if any) to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund. At a meeting held on August 4, 2021, the Board, including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) (the “Independent Trustees”), approved the Agreement.

At the closing of the Reorganization, all of the Acquired Fund’s assets will be transferred to the Acquiring Fund in exchange for the Acquiring Fund Shares equal in value to the assets of the Acquired Fund that are transferred to the Acquiring Fund and the Acquiring Fund will assume all of the liabilities of the Acquired Fund. The Acquiring Fund Shares will then be distributed pro rata to the Acquired Fund’s shareholders and the Acquired Fund will be liquidated and dissolved. As part of the Reorganization, only full shares of the Acquiring Fund will be distributed, and shareholders of the Acquired Fund will receive the cash value of any fractional shares of the Acquiring Fund to which they would otherwise be entitled. Concurrent with the Reorganization, the Acquiring Fund will (i) change its name to the “Global X MSCI Norway ETF,” and (ii) will adopt the same investment objective, underlying index, and principal investment strategies, and be subject to the same principal risks, as the Acquired Fund. The Acquired Fund will be the accounting and performance survivor of the Reorganization.

The Reorganization will result in your Acquired Fund Shares being exchanged for Acquiring Fund Shares (plus cash in lieu of fractional shares if any) equal in value (but having a different price per share) to your Acquired Fund Shares. This means that you will cease to be a shareholder of the Acquired Fund and will become a shareholder of the Acquiring Fund. This exchange will occur on the Closing Date, a date agreed upon by the parties to the Agreement, which is currently anticipated to occur on or around [ , 2021]. No sales charge or fee of any kind will be assessed to Acquired Fund shareholders in connection with their receipt of Acquiring Fund Shares in the Reorganization.

For the reasons set forth below under “Reasons for the Reorganization,” the Board has determined that the Reorganization is in the best interests of the Acquired Fund and the Acquiring Fund. The Board has also concluded that the interests of the existing shareholders of the Acquired Fund and the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization.

How do the investment objectives, principal investment strategies and policies of the Acquired Fund compare against the Acquiring Fund?

Investment Objectives. Each Fund is a passively managed index exchange traded fund (“ETF”) that seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of each Fund’s respective underlying index. The Acquired Fund’s underlying index is the MSCI Norway IMI 25/50 Index, an index designed to represent the performance of the broad Norway equity universe, as defined by MSCI, Inc., the provider of the underlying index. The Board approved changing the Acquiring Fund’s underlying index from the FTSE Nordic 30 Index, an index designed to reflect the equity market performance of companies in Sweden,

Denmark, Norway and Finland, as defined by FTSE International Limited, the provider of the underlying index, to the MSCI Norway IMI 25/50. This change is expected to be implemented immediately prior to the Reorganization. Therefore, at the time of the Reorganization, both Funds will have the same investment objective.

Principal Investment Strategies and Policies. The Board approved changing the Acquiring Fund’s underlying index from the FTSE Nordic 30 Index to the MSCI Norway IMI 25/50, which is the underlying index of the Acquired Fund. The Board additionally approved aligning the Acquiring Fund’s 80% policy with that of the Acquired Fund so that the Acquiring Fund will invest at least 80% of its total assets in securities of companies that are only economically tied to Norway. These changes are expected to be implemented immediately prior to the Reorganization. Therefore, at the time of the Reorganization, the Funds will have identical principal investment strategies and policies.

As of the date of this Prospectus/Information Statement (and prior to the change in the Acquiring Fund’s underlying index and 80% policy noted above), the Funds’ principal investment strategies and policies are similar, but have some important differences, largely due to the Funds tracking of different underlying indexes, each as discussed and summarized below. The primary differences between the principal investment strategies of the Acquired Fund and the Acquiring Fund are as follows: (i) each Fund seeks investment results that track an index reflecting the performance of securities related to the Nordic region, but the Acquired Fund’s underlying index is limited to companies in the Norwegian market, while the Acquiring Fund’s underlying index consists of companies across Sweden, Denmark, Norway, and Finland, (ii) the Acquired Fund may invest in small-, medium-, and large-capitalization companies, while the Acquiring Fund typically invests only in large-capitalization companies, and (iii) the Acquiring Fund has significant exposure to the industrials sector while the Acquired Fund does not. The Funds’ fundamental investment policies are identical. The Funds’ non-fundamental investment policies differ only in that each Fund must invest at least 80% of its assets in its respective underlying index and in securities of issuers economically tied to its specified geographic region – only Norway for the Acquired Fund, but Sweden, Denmark, Norway, and Finland for the Acquiring Fund.

    Each Fund is classified as “non-diversified” under the 1940 Act and may concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its respective underlying index is concentrated.

For further information about the investment objectives and policies of the Funds, please see “COMPARISON OF INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, POLICIES AND PRINCIPAL RISKS” below.

What are the principal risks associated with investments in the Acquired Fund versus the Acquiring Fund?

As noted above, the Board has approved a change in the Acquiring Fund’s underlying index from the FTSE Nordic 30 Index to the MSCI Norway IMI 25/50, which is the underlying index of the Acquired Fund. The Board additionally approved aligning the Acquiring Fund’s 80% policy with that of the Acquired Fund so that the Acquiring Fund will invest at least 80% of its total assets in securities of companies that are only economically tied to Norway. These changes are expected to be implemented immediately prior to the Reorganization. Therefore, at the time of the Reorganization, the Funds will have identical principal risks. Prior to the changes in the Acquiring Fund’s underlying index and 80% policy taking effect, the principal risks of investing in the Funds are substantially similar, but also have some important differences. Specifically, the Funds share the following risks: Asset Class Risk, Capitalization Risk, Concentration Risk, Currency Risk, Foreign Securities Risk, Geographic Risk, International Closed Market Trading Risk, Issuer Risk, Market Risk, Non-Diversification Risk, Operational Risk, Passive Investment Risk, Reliance on Trading Partners Risk, Risks Associated with Exchange-Traded Funds, Securities Lending Risk, Trading Halt Risk, and Valuation Risk.

As of the date of this Prospectus/Information Statement, the Funds seek investment results that correspond generally to different indexes, and as a result, there are certain differences in their risk profiles. The Acquired Fund invests in companies with a wider range of capitalizations than the Acquiring Fund, and therefore, is subject to the following additional sub-risks: Mid-Capitalization Companies Risk and Small-Capitalization Companies Risk. The

Acquiring Fund has significant exposure to the industrials sector, and therefore, is subject to the following additional sub-risk: Risks Related to Investing in the Industrials Sector. The Acquiring Fund invests in a larger geographic area than the Acquired Fund, and therefore, is subject to the following additional geographic sub-risks: Risk of Investing in Denmark, Risk of Investing in Finland, Risk of Investing in the Nordic Region, and Risk of Investing in Sweden. The Acquired Fund may only invest in a limited number of companies, and is therefore subject to the Investable Universe of Companies Risk. For a detailed comparison of each Fund’s principal risks, please see the section below entitled “COMPARISON OF INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, POLICIES AND PRINCIPAL RISKS.”

What are the general tax consequences of the Reorganization?

The Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes (although there can be no assurance that the Internal Revenue Service (“IRS”) will adopt a similar position). This means that, subject to the limited exceptions described below in “Information about the Reorganization and the Agreement – What are the tax consequences of the Reorganization?”, the shareholders of the Acquired Fund will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their Acquired Fund Shares for Acquiring Fund Shares pursuant to the Reorganization, except for any gain or loss that may result from the receipt of cash in lieu of fractional shares of Acquiring Fund Shares. Prior to and in anticipation of the closing of the Reorganization, the Acquired Fund will distribute to its shareholders, in one or more taxable distributions, all of its income and gains (net of available capital loss carryovers) not previously distributed for taxable years ending on or prior to the date of closing of the Reorganization. You should consult your tax advisor regarding the effect, if any, of the Reorganization in light of your individual circumstances. You should also consult your tax advisor about the state and local tax consequences of the Reorganization, if any, because the information regarding tax consequences in this Prospectus/Information Statement relates only to the federal income tax consequences of the Reorganization.

For more detailed information about the federal income tax consequences of the Reorganization, please see “INFORMATION ABOUT THE REORGANIZATION AND THE AGREEMENT – WHAT ARE THE TAX CONSEQUENCES OF THE REORGANIZATION?”

Who manages the Funds?

    Global X serves as the investment adviser and the administrator for each Fund. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of each Fund and each Fund’s business affairs and other administrative matters. The Adviser has been a registered investment adviser since 2008. The Adviser is a Delaware limited liability company with its principal offices located at 605 3rd Avenue, 43rd Floor, New York, New York 10158. The Adviser was organized in Delaware on March 28, 2008 as a limited liability company. On July 2, 2018, the Adviser consummated a transaction pursuant to which the Adviser became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”). In this manner, the Adviser is ultimately controlled by Mirae, which is a leading financial services company in Korea and is the headquarters for the Mirae Asset Global Investments Group. As of July 1, 2021, the Adviser provided investment advisory services for assets of approximately $35 billion.

    The portfolio managers of both the Acquired Fund and the Acquiring Fund are identical. John Belanger, Nam To, Wayne Xie, Kimberly Chan and Vanessa Yang are co-portfolio managers with joint responsibility for the day-to-day management of both Funds’ portfolios.

John Belanger, CFA, joined the Adviser in 2020. He currently holds the positions of Senior Vice President, Head of Product Management, Head of Portfolio Management & Portfolio Administration and Chief Operating Officer with the Adviser. Mr. Belanger served as Chief Operating Officer of REX Shares, LLC from 2014-2018. Mr. Belanger graduated from Rice University with a Bachelor of Arts in Mathematics and Philosophy in 2004 and graduated from the University of Texas School of Law in 2008.

Nam To, CFA, joined the Adviser in July 2017. Prior to that, Mr. To was a Global Economics Research Analyst at Bunge Limited from 2014 to 2017. Mr. To received his Bachelor of Arts in Philosophy and Economics from Cornell University in 2014.

Wayne Xie joined the Adviser in July 2018 as a Portfolio Management Associate. Previously, Mr. Xie was an Analyst at VanEck Associates on the Equity ETF Investment Management team from 2010 to 2018 and a Portfolio Administrator at VanEck Associates from 2007 to 2010. Mr. Xie received his Bachelor of Science from the State University of New York at Buffalo in 2002.

Kimberly Chan joined the Adviser in June 2018 and is a Portfolio Management Associate. Previously, Ms. Chan was a U.S. Associate Trader at Credit Agricole from 2016 to 2018, and an Investment Analyst at MetLife Investments from 2015 to 2016. Ms. Chan received her Bachelor of Science from New York University in 2015.

Vanessa Yang, Portfolio Management Associate, joined the Adviser in 2016 as a Portfolio Administrator. She was appointed to the portfolio management team in June 2019. Previously, Ms. Yang was a Portfolio Administrator at VanEck Associates from 2011 to 2014. Ms. Yang received her MS in Financial Engineering from Drucker School of Management in 2010 and her Bachelor of Science in Economics from Guangdong University of Foreign Studies in 2008.

The Statement of Additional Information (“SAI”) for the Funds, dated March 1, 2021, provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds. For information on how to obtain a copy of the SAI for the Funds, please see “More Information about the Funds.”

What are the fees and expenses of each Fund and what might they be after the Reorganization?

    The following tables describe the fees and expenses that you may pay when buying, holding, or selling shares of the Funds, followed by those estimated to be charged with respect to Acquiring Fund Shares after the Reorganization. The operating expenses shown for the Funds are based on expenses incurred during the Funds’ 12-month period ended October 31, 2020. The tables below also include the pro forma expenses for the Acquiring Fund after the Reorganization with the Acquired Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

FEE TABLES FOR THE FUNDS

	Acquired Fund	Acquiring Fund	Pro Forma Combined*
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses	0.00%	0.01%	0.00%
Total Annual Fund Operating Expenses	0.50%	0.51%	0.50%
* Pro forma information for the twelve-month period ended April 30, 2021, has been prepared to give effect to the proposed Reorganization pursuant to the Agreement as if it had been consummated on May 1, 2020.

Examples

    These Examples are intended to help you compare the costs of investing in Acquired Fund Shares with the cost of investing in Acquiring Fund Shares of the comparable class, both before and after the Reorganization. The Examples assume that you invest $10,000 in the applicable Fund for the time periods indicated and then sell all of your shares at the end of those time periods. The Examples assume a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions, the costs would be:

	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$51	$160	$280	$628
Acquiring Fund	$52	$164	$285	$640
Pro forma Acquiring Fund (after the Reorganization with Acquired Fund)*	$51	$160	$280	$628
* Pro forma information for the twelve-month period ended April 30, 2021, has been prepared to give effect to the proposed Reorganization pursuant to the Agreement as if it had been consummated on May 1, 2020.

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when you hold Fund shares in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples above, affect each Fund’s performance. For the fiscal year ending October 31, 2020, the portfolio turnover rates of the Acquired Fund and Acquiring Fund were 8.38% and 4.90%, respectively, of the average value the Fund’s portfolio.

How do the performance records of the Funds compare?

The performance information shown below will help you analyze each Fund’s investment risks in light of their historical returns. For each Fund, the bar chart and performance table below illustrate the risks of an investment in the Fund by showing the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1, 5, and 10 year periods compare with those of the Fund’s underlying index and a broad measure of market performance. Of course, each Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Global X MSCI Norway ETF

Annual Total Returns (Years Ended December 31)

Best Quarter: 12/31/2020        24.12%
Worst Quarter: 3/31/2020    -37.23%
Year-to-Date Total Return as of June 30, 2021: 13.69%

Global X FTSE Nordic Region ETF

Annual Total Returns (Years Ended December 31)

Best Quarter: 6/30/2020        17.47%
Worst Quarter: 9/30/2011    -25.12%
Year-to-Date Total Return as of June 30, 2021: 12.47%

	Average Annual Total Returns for the Periods Ended December 31, 2020
	1 Year	5 Years	10 Years
Global X MSCI Norway ETF
Return before taxes	3.50%	8.97%	1.38%
Return after taxes on distributions[1]	3.03%	8.20%	0.65%
Return after taxes on distributions and sale of Fund shares[1]	2.49%	7.06%	1.04%
Global X FTSE Nordic Region ETF
Return before taxes	26.53%	8.04%	6.35%
Return after taxes on distributions[1]	26.14%	7.40%	5.80%
Return after taxes on distributions and sale of Fund shares[1]	15.90%	6.19%	5.07%
Performance Benchmarks for Acquired Fund
Hybrid MSCI Norway IMI 25/50 Index (net)[2,3]	3.85%	9.27%	2.14%
MSCI EAFE Index (net)[3]	7.82%	7.45%	5.50%
Performance Benchmarks for Acquiring Fund
FTSE Nordic 30 Index (net)[3]	26.47%	8.50%	6.51%
MSCI EAFE Index (net)[3]	7.82%	7.45%	5.50%

    1 After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold shares of a Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
2 Hybrid Index performance reflects the performance of the FTSE Norway 30 Index through July 14, 2014 and the MSCI Norway IMI 25/50 Index thereafter.
3 Index returns reflect invested dividends net of withholding taxes, but reflect no deduction for fees, expenses, or other taxes.

Where can I find more financial information about the Funds?

The Funds’ Annual Reports contain a discussion of each Fund’s performance during their fiscal year ending October 31, 2020, and show per share information for each of the previous five fiscal years or since inception, if less than five fiscal years. These documents are available upon request. (Please see “More Information about the Funds.”)

What are other key features of the Funds?

Investment Advisory Fees. Global X is the investment adviser of each Fund. Global X has entered into an investment advisory agreement relating to the Funds (the “Investment Advisory Agreement”). Under the Investment Advisory Agreement between the Trust and the Adviser, the Adviser is responsible for the management of the investment portfolio of each Fund.

Additionally, pursuant to a Supervision and Administration Agreement between the Trust and Global X, Global X oversees the operation of the Funds, provides or causes to be furnished the advisory, supervisory, administrative, distribution, transfer agency, custody and all other services necessary for the Funds to operate, and exercises day-to-day oversight over the Funds’ service providers. Under the Supervision and Administration Agreement, the Adviser also bears all the fees and expenses incurred in connection with its obligations under the Supervision and Administration Agreement, including, but not limited to, the costs of various third-party services required by the Funds, including audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, except those fees and expenses specifically assumed by the Trust on behalf of each Fund.

Each Fund pays Global X a fee (“Management Fee”) for the advisory, supervisory, administrative and other services it requires under an all-in fee structure. Each Fund pays a monthly Management Fee to Global X at the annual rate (stated as a percentage of each Fund’s respective average daily net assets) of 0.50%. In addition, each Fund bears other fees and expenses that are not covered by the Supervision and Administration Agreement, which may vary and will affect the total expense ratio of a Fund, such as taxes, brokerage fees, commissions and other transaction expenses, interest and extraordinary expenses (such as litigation and indemnification expenses). Global X may earn a profit on the Management Fees paid by the Funds. Also, Global X, and not shareholders of the Funds, would benefit from any price decreases in third-party services, including decreases resulting from an increase in net assets.

Global X and its related companies may pay broker-dealers or other financial intermediaries (such as a bank) for the sale of each Fund’s shares and related services. These payments may create a conflict of interest by influencing your broker-dealer, sales persons or other intermediary or its employees or associated persons to recommend the Funds over another investment. Ask your financial adviser or visit your financial intermediary’s website for more information.

    Distribution Services. SEI Investments Distribution Co. (“Distributor”) distributes aggregated blocks of Fund shares (“Creation Units”) for each Fund on an agency basis. The Distributor authorizes large institutional investors (“Authorized Participants”) to purchase and redeem Creation Units pursuant to legal requirements pursuant to which the Funds offer and redeem shares. The Distributor does not maintain a secondary market in each Fund’s shares. The Distributor has no role in determining the policies of the Funds or the securities that are purchased or sold by each Fund. The Distributor’s principal address is One Freedom Valley Drive, Oaks, PA 19456. The Distributor is not affiliated with Global X.

    Rule 12b-1 Plans. The Board of the Trust has adopted a Distribution and Services Plan pursuant to Rule 12b-1 under the 1940 Act (the “Rule 12b-1 Plan”). Under the Rule 12b-1 Plan, each Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders of each class and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year. No Rule 12b-1 fees are currently paid by each Fund, and there are no current plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because these fees are paid out of each Fund’s assets on an ongoing basis, these fees will increase the cost of your investment in a Fund. By purchasing shares subject to distribution fees and service fees, you may pay more over time than you would by purchasing shares with other types of sales charge arrangements. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of FINRA. The net income attributable to shares of a Fund will be reduced by the amount of distribution fees and service fees and other expenses of the Fund.

Purchase and Sale of Fund Shares. The Funds’ procedures for the purchase and sale of Fund shares are identical. The Funds offer and issue shares at NAV per share only in aggregations of a specified number of shares (each, a “Creation Unit” or a “Creation Unit Aggregation”), generally in exchange for a basket of securities included in each Fund’s underlying index, together with the deposit of a specified cash payment (“Cash Component”). The shares of the Funds are traded on NYSE Arca. Shares trade in the secondary market and elsewhere at market prices that may be at, above or below NAV. Shares are redeemable only in Creation Unit Aggregations and, generally, in exchange for portfolio securities and a Cash Component. Each Fund has 10,000 shares per Creation Unit.

Dividends, Distributions and Taxes. Each Fund’s procedures with regard to dividends, distributions and taxes are identical. You may refer to the prospectus for the Funds under the sections entitled “Dividends and Distributions” and “Taxes.” In summary, dividends from net investment income, including any net foreign currency gains, generally are declared and paid at least annually and any net realized capital gains are distributed at least annually. Dividends and other distributions on shares are distributed on a pro rata basis to beneficial owners of such shares. Any net realized capital gains of each Fund will be declared and paid to shareholders at least annually.
COMPARISON OF INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, POLICIES AND PRINCIPAL RISKS

This section describes the investment objectives, principal investment strategies and the key investment policies of the Funds, as well as the principal risks associated with such objectives, principal investment strategies and policies. For a complete description of the Acquiring Fund’s principal investment strategies, policies and principal risks, you should read the Acquiring Fund Summary Prospectus, which is included with this Prospectus/Information Statement.

What are the differences between the investment objectives of the Acquired Fund and the Acquiring Fund?

    The investment objectives of the Funds are substantially similar, except for each Fund’s tracking of a different underlying index. Both Funds are passively managed index ETFs that seek investment results that correspond generally to the price and yield performance, before fees and expenses, of each Fund’s respective underlying index. The Acquired Fund’s underlying index is the MSCI Norway IMI 25/50 Index, an index designed to represent the performance of the broad Norway equity universe, as defined by MSCI, Inc., the provider of the underlying index. The Board approved changing the Acquiring Fund’s underlying index from the FTSE Nordic 30 Index, an index designed to reflect the equity market performance of companies in Sweden, Denmark, Norway and Finland, as defined by FTSE International Limited, the provider of the Acquiring Fund’s underlying index, to the MSCI Norway IMI 25/50. This change is expected to be implemented immediately prior to the Reorganization. Therefore, at the time of the Reorganization, both Funds will have the same investment objective. Each Fund’s investment objective may be changed without shareholder approval.

What are the most significant differences between the principal investment strategies and policies of the Acquired Fund compared to the Acquiring Fund?

The principal investment strategies of the Funds are similar with some important differences. The Board has approved a change in the Acquiring Fund’s underlying index from the FTSE Nordic 30 Index to the MSCI Norway IMI 25/50, which is the underlying index of the Acquired Fund. These changes are expected to be implemented immediately prior to the Reorganization. Therefore, at the time of the Reorganization, the Funds will have identical principal investment strategies and policies. The similarities and differences between the Funds’ principal investment strategies and policies prior to the change in the Acquiring Fund’s underlying index taking effect are discussed below.

Each Fund uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Neither Fund attempts to outperform its respective underlying index or seeks temporary defensive positions when markets decline or appear overvalued. Each Fund uses a replication strategy, which is an indexing strategy that involves investing in the securities of its respective underlying index in approximately the same proportions as in such underlying index. However, each Fund may utilize a representative sampling strategy with respect to its underlying index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate its underlying index, in instances in which a security in such underlying index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not its underlying index. The Adviser expects that, over time, the correlation between each Fund’s performance and that of its underlying index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation.

The primary differences between the Funds are that they seek investment results that correspond to different underlying indexes and the Acquiring Fund invests at least 80% of its total assets in securities of companies that are economically tied to Sweden, Denmark, Norway and Finland, while the Acquired Fund invests at least 80% of its total assets in securities of companies that are economically tied to Norway. The Acquiring Fund seeks investment results that correspond generally to the FTSE Nordic 30 Index, which tracks the equity performance among the 30 largest and most liquid companies in Sweden, Denmark, Norway and Finland. The Acquired Fund seeks investment results that correspond generally to the MSCI Norway IMI 25/50 Index, which is designed to represent the performance of companies across different capitalization segments of the Norwegian market. Therefore, the Acquired Fund invests in small-, medium-, and large-capitalization companies, while the Acquiring Fund typically invests only in large-capitalization companies. As a result, the Acquired Fund has a larger universe of companies in which it may invest than the Acquiring Fund. Each Fund’s underlying index may be changed without shareholder approval.

The Funds’ fundamental investment policies are identical. The Funds’ non-fundamental investment policies differ only in that the Acquired Fund must invest at least 80% of its total assets in securities of the MSCI Norway IMI 25/50 Index, and 80% of its total assets in securities of companies that are economically tied to Norway, while the Acquiring Fund must invest at least 80% of its total assets in the securities of the FTSE Nordic 30 Index, and 80% of its total assets in securities of companies that are economically tied to Sweden, Denmark, Norway and Finland. The Funds’ 80% policies are non-fundamental and require 60 days prior written notice to shareholders before they may be changed.

    Each Fund is classified as “non-diversified” under applicable federal law, which means that, with respect to 75% of its total assets, each Fund may invest more than 5% of such assets in any one issuer or may hold more than 10% of the outstanding securities of any one issuer. Each Fund may concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its underlying index is concentrated. As of April 30, 2021, the Acquired Fund did not concentrate its investments in a particular industry, while the Acquiring Fund was concentrated in the industrials sector.

How do the fundamental investment restrictions of the Acquired Fund differ from the Acquiring Fund?

The Funds have adopted identical fundamental investment restrictions. Neither Fund may change any of its fundamental investment restrictions without the vote of the majority of the outstanding shares of the Fund for which a change is proposed. The vote of the majority of the outstanding shares means the vote of (A) 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (B) a majority of the outstanding voting securities, whichever is less. The Acquiring Fund’s fundamental investment restrictions are listed in the Acquiring Fund’s Statement of Additional Information dated March 1, 2021 (1933 Act File No. 333-151713), which is incorporated by reference into the SAI relating to this Prospectus/Information Statement and is available upon request.
What are the principal risk factors associated with investments in the Funds?

Like all investments, an investment in either Fund involves risk. There is no assurance that the Funds will meet their investment objectives. A Fund’s ability to achieve its objective will depend, among other things, on the portfolio managers’ analytical and portfolio management skills. If the value of a Fund’s investments goes down, you may lose money.

As noted above, the Board has approved a change in the Acquiring Fund’s underlying index from the FTSE Nordic 30 Index to the MSCI Norway IMI 25/50, which is the underlying index of the Acquired Fund. The Board additionally approved aligning the Acquiring Fund’s 80% policy so that the Fund will invest at least 80% of its total assets in securities of companies that are only economically tied to Norway. These changes are expected to be implemented immediately prior to the Reorganization. Therefore, at the time of the Reorganization, the Funds will have identical principal risks. The similarities and differences between the Funds’ principal risk factors prior to the change in the Acquiring Fund’s underlying index taking effect are discussed below.

Although many of the principal risks applicable to an investment in the Acquiring Fund are also applicable to an investment in the Acquired Fund, there are some differences in the risks applicable to each Fund. As of the date of this Prospectus/Information Statement, the Acquiring Fund invests in a larger geographic area than the Acquired Fund, making the Acquiring Fund more susceptible to risks across the entire Nordic Region. The Acquiring Fund also has significant exposure to the industrials sector making the Acquiring Fund, as of the date of this Prospectus/Information Statement, more susceptible to risks associated with that sector than funds without such significant holdings, such as the Acquired Fund. The Acquired Fund invests in mid- and small-capitalization companies, making it more susceptible to risks associated such companies than funds that do not invest in such companies, such as the Acquiring Fund. The universe of companies that the Acquired Fund may invest in may be limited, making it more susceptible to the risks posed by having a smaller universe of companies to invest in than that of a fund without such a limitation, such as the Acquiring Fund.

The principal risks of investing in the Funds are indicated below. Each risk applies to both Funds unless otherwise noted. (Risks noted as applying only to the Acquired Fund will be applicable to both Funds at the time of the Reorganization.)

Asset Class Risk: Securities and other assets in each Fund’s underlying index or otherwise held in the Fund’s portfolio may underperform in comparison to the general securities markets, a particular securities market or other asset classes.

Equity Securities Risk: Equity securities are subject to changes in value, and their values may be more volatile than other asset classes, as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions.

Capitalization Risk: Investing in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment.

Large-Capitalization Companies Risk: Large-capitalization companies may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better – or worse – than the stock market in general. These periods have, in the past, lasted for as long as several years.

Mid-Capitalization Companies Risk (Applicable to the Acquired Fund): Mid-capitalization companies may have greater price volatility, lower trading volume and less liquidity than large-capitalization companies. In addition, mid-capitalization companies may have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large-capitalization companies.

Small-Capitalization Companies Risk (Applicable to the Acquired Fund): Compared to mid- and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.

Concentration Risk: To the extent that a Fund’s underlying index concentrates in investments related to a particular industry or group of industries, a Fund will also concentrate its investments to approximately the same extent. Similarly, if the underlying index has significant exposure to one or more sectors, a Fund’s investments will likely have significant exposure to such sectors. In such event, a Fund’s performance will be particularly susceptible to adverse events impacting such industry or sector, which may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in a particular industry or sector. As a result, the value of a Fund’s investments may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries or sectors.

Risks Related to Investing in the Industrials Sector (Applicable to the Acquiring Fund): Companies in the industrials sector are subject to fluctuations in supply and demand for their specific product or service. The products of manufacturing companies may face product obsolescence due to rapid technological developments. Government regulation, world events and economic conditions affect the performance of companies in the industrials sector. Companies also may be adversely affected by environmental damage and product liability claims. Companies in the industrials sector face increased risk from trade agreements between countries that develop these technologies and countries in which customers of these technologies are based. Lack of resolution or potential imposition of trade tariffs may hinder on the companies’ ability to successfully deploy their inventories.

Currency Risk: The Funds may invest in securities denominated in foreign currencies. Because each Fund’s NAV is determined in U.S. dollars, a Fund’s NAV could decline if the currency of a Nordic country (in the case of the Acquiring Fund) or the currency of Norway (in the case of the Acquired Fund) currency depreciates against the U.S. dollar or if there are delays or limits on repatriation of such currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, a Fund’s NAV may change quickly and without warning, which could have a significant negative impact on the Fund.

Foreign Securities Risk: The Funds may invest, within U.S. regulations, in foreign securities. The Funds’ investments in foreign securities can be riskier than U.S. securities investments. Investments in the securities of foreign issuers (including investments in ADRs and GDRs) are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. The prices of foreign securities and the prices of U.S. securities have, at times, moved in opposite directions. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on U.S. exchanges could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security (or the security underlying the ADR or GDR) is traded. You may lose money due to political, economic and geographic events affecting a foreign issuer or market.

Geographic Risk: A natural, biological or other disaster could occur in a geographic region (including a single country) in which the Funds invest, which could affect the economy or particular business operations of companies in the specific geographic region, causing an adverse impact on the Funds’ investments in the affected region or in a region economically tied to the affected region. The securities in which the Funds invest and, consequently, the Funds are also subject to specific risks as a result of their business operations, including, but not limited to:

Risk of Investing in Denmark (Applicable to the Acquiring Fund): Investments in Danish issuers subject the Fund to legal, regulatory, political, currency, security, and economic risks specific to Denmark. Denmark’s economy has also been characterized by slow growth and is facing demographic challenges, including an aging population, that could lead to labor supply shortages in the near future.

Risk of Investing in Developed Markets: The Funds’ investment in a developed country issuer may subject the Funds to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Funds’ investments. In addition, developed countries may be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

Risk of Investing in Finland (Applicable to the Acquiring Fund): Investments in Finnish issuers may subject the Fund to legal, regulatory, political, currency, security, and economic risks specific to Finland. Finland’s economy, among other things, depends on imported raw materials, energy and components for its manufactured products. As a result, Finland is dependent on trading relationships with certain key trading partners, including Germany, Sweden and Russia.

Risk of Investing in the Nordic Region (Applicable to the Acquiring Fund): Investments of the Acquiring Fund are concentrated in companies in Sweden, Denmark, Norway and Finland. The Nordic economies are heavily dependent on natural resources and trade amongst one another and with the members of the European Union and have historically maintained generous welfare programs. Decreasing European imports, new trade regulations, changes in exchange rates, a recession in Europe, or a slowing of economic growth in this region could have an adverse impact on the securities in which the Fund invests. Secessionist movements, such as the Catalan movement in Spain and the independence movement in Scotland, may have an adverse effect on Nordic economies. Likewise, the exit of the United Kingdom from the European Union or other events in Europe could also adversely affect the Nordic countries’ economies.

Risk of Investing in Norway: Investments in Norwegian issuers may subject the Funds to legal, regulatory, political, currency, security, and economic risks specific to Norway. Norway is a major producer of oil and gas, and Norway’s economy is subject to the risk of fluctuations on oil and gas prices. The high value of the Norwegian krone as compared to other currencies could have a damaging effect on Norwegian exports and investments. In recent years, labor costs in Norway have increased faster than those of its major trading partners, eroding industrial competitiveness.

Risk of Investing in Sweden (Applicable to the Acquiring Fund): Investments in Swedish issuers may subject the Acquiring Fund to legal, regulatory, political, currency, security and economic risks specific to Sweden. Sweden has a highly developed welfare system and the level of union membership in Sweden is substantial. These factors can negatively impact the Swedish economy by causing increased government spending, higher production costs and lower productivity, among other things.

International Closed Market Trading Risk: To the extent that the underlying investments held by the Funds trade on foreign exchanges that may be closed when the securities exchange on which the Funds’ shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., a Fund’s quote from the closed foreign market). These deviations could result in premiums or discounts to a Fund’s NAV that may be greater than those experienced by other ETFs.

Investable Universe of Companies Risk (Applicable to the Acquired Fund): The investable universe of companies in which the Acquired Fund may invest may be limited. If a company no longer meets MSCI Inc.’s criteria for inclusion in the Acquiring Fund’s underlying index, the Fund may need to reduce or eliminate its holdings in that company. The reduction or elimination of the Fund’s holdings in the company may have an adverse impact on the liquidity of the Fund’s overall portfolio holdings and on Fund performance.

Issuer Risk: Fund performance depends on the performance of individual companies in which a Fund invests. Changes to the financial condition of any of those companies may cause the value of such company’s securities to decline.

Market Risk: Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Funds. If the securities held by the Funds experience poor liquidity, the Funds may be unable to transact at advantageous times or prices, which may decrease the Funds’ returns. In addition, there is a risk that policy changes by central governments and governmental agencies, including the Federal Reserve or the European Central Bank, which could include increasing interest rates, could cause increased volatility in financial markets and lead to higher levels of Fund redemptions from Authorized Participants, which could have a negative impact on the Funds. Furthermore, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on a Fund and its investments and trading of its shares. For example, the rapid and global spread of a highly contagious novel coronavirus respiratory disease, designated COVID-19, has resulted in extreme volatility in the financial markets and severe losses; reduced liquidity of many instruments; restrictions on international and, in some cases, local travel; significant disruptions to business operations (including business closures); strained healthcare systems; disruptions to supply chains, consumer demand and employee availability; and widespread uncertainty regarding the duration and long-term effects of this pandemic. Some sectors of the economy and individual issuers have experienced particularly large losses. In addition, the COVID-19 pandemic may result in a sustained economic downturn or a global recession, domestic and foreign political and social instability, damage to diplomatic and international trade relations and increased volatility and/or decreased liquidity in the securities markets. The NAV of each Fund could decline over short periods due to short-term market movements and over longer periods during market downturns.

Non-Diversification Risk: The Funds are classified as “non-diversified” investment companies under the 1940 Act. As a result, the Funds are subject to the risk that they may be more volatile than a diversified fund because the Funds may invest their assets in a smaller number of issuers or may invest a larger proportion of their assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on each Fund’s NAV and may make the Fund more volatile than more diversified funds.

Operational Risk: The Funds are exposed to operational risk arising from a number of factors, including but not limited to human error, processing and communication errors, errors of the Funds’ service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Additionally, cyber security failures or breaches of the electronic systems of the Funds, the Adviser, and the Funds’ other service providers, market makers, Authorized Participants or the issuers of securities in which the Funds invest have the ability to cause disruptions and negatively impact the Funds’ business operations, potentially resulting in financial losses to the Funds and their shareholders. The Funds and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address.

Passive Investment Risk: The Funds are not actively managed, and the Adviser does not attempt to take defensive positions in declining markets. Unlike many investment companies, the Funds do not seek to outperform their respective underlying index. Therefore, the Funds would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective underlying index, even if that security generally is underperforming. Additionally, if a constituent of the underlying index were removed, even outside of a regular rebalance of the underlying index, the Adviser anticipates that a Fund would sell such security. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Funds’ returns to be lower than if the Funds employed an active strategy.

Index-Related Risk: There is no guarantee that the Funds will achieve a high degree of correlation to their applicable underlying indexes and therefore achieve their respective investment objectives. Market disruptions and regulatory restrictions could have an adverse effect on the Funds’ ability to adjust their exposure to the required levels in order to track their respective underlying indexes. Errors in index data, index computations and/or the construction of their respective underlying index in accordance with its methodology may occur from time to time and may not be identified and corrected by each Fund’s index provider for a period of time or at all, which may have an adverse impact on the Funds and their shareholders.

Management Risk: The Funds may not fully replicate their respective underlying index and may hold securities not included in their respective underlying index. The Adviser’s investment strategies for each Fund, the implementation of which is subject to a number of constraints, may cause the Fund to underperform the market or their relevant benchmark or adversely affect the ability of the Fund to achieve its respective investment objective.

Tracking Error Risk: Tracking error may occur because of differences between the instruments held in each Fund’s portfolio and those included in each Fund’s respective underlying index, pricing differences, transaction costs incurred by each Fund, each Fund’s holding of uninvested cash, size of each Fund, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to either Fund’s underlying index or the costs to each Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because each Fund incurs fees and expenses, while its respective underlying index does not.

Reliance on Trading Partners Risk: Nordic economies (including Norway’s economy) are heavily dependent upon commodity prices and international trade and, accordingly, may be affected adversely by the economies of their trading partners. Through their portfolio companies’ trading partners, the Funds are specifically exposed to European Economic Risk, North American Economic Risk, and Asian Economic Risk.

Risks Associated with Exchange-Traded Funds: As ETFs, the Funds are subject to the following risks:

Authorized Participants Concentration Risk: The Funds have a limited number of financial institutions that may act as Authorized Participants and engage in creation or redemption transactions directly with the Funds, and of those Authorized Participants, none is obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business or are unable to process creation and/or redemption orders, shares may be more likely to trade at a premium or discount to NAV, and possibly face trading halts and/or delisting from an exchange. Authorized Participants Concentration Risk may be heightened because the Funds invest in non-U.S. securities.

Large Shareholder Risk: Redemptions by large shareholders could have a significant negative impact on the Funds. If a large shareholder were to redeem all, or a large portion, of its shares, there is no guarantee that a Fund will be able to maintain sufficient assets to continue operations in which case the Board may determine to liquidate the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on a national securities exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Listing Standards Risk: Under continuous listing standards adopted by the Funds’ listing exchange, the Funds will be required to confirm, on an ongoing basis, that the components of their respective underlying index satisfy the applicable listing requirements. In the event that a Fund’s underlying index does not comply with the applicable listing requirements, the Fund would be required to rectify such non-compliance by requesting that its index provider modify the underlying index, adopting a new underlying index, or obtaining relief from the SEC. Failure to rectify such non-compliance may result in a Fund being delisted by the listing exchange. In addition, a Fund may face the risk of being delisted if it does not meet certain other conditions of the listing exchange. Any resulting liquidation of a Fund could cause the Fund to incur elevated transaction costs and could result in negative tax consequences for its shareholders.

Market Trading Risks and Premium/Discount Risks: Shares of the Funds are publicly traded on a national securities exchange, which may subject shareholders to numerous market trading risks. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of assets in a Fund or an active trading market for shares may result in shares trading at a significant premium or discount to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Securities Lending Risk: Securities lending involves a risk of loss because the borrower may fail to return the securities in a timely manner or at all. If a Fund is not able to recover the securities loaned, it may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to a Fund if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly. Additionally, a Fund will bear any loss on the investment of cash collateral it receives. These events could also trigger adverse tax consequences for the Funds. As securities on loan may not be voted by the Funds, there is a risk that the Funds may not be able to recall the securities in sufficient time to vote on material proxy matters.

Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Funds being unable to buy or sell certain securities or financial instruments. In such circumstances, the Funds may be unable to rebalance their portfolios, may be unable to accurately price their investments and/or may incur substantial trading losses.

Valuation Risk: The sales price a Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by its underlying index, particularly for securities that trade in low value or volatile markets or that are valued using a fair value methodology (such as during trading halts). The value of the securities in a Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

REASONS FOR THE REORGANIZATION

Based on the considerations described below, the Board, including the Independent Trustees, on behalf of the Acquired Fund and the Acquiring Fund, have determined that the Reorganization would be in the best interests of each Fund and that the interests of each Fund’s existing shareholders would not be diluted as a result of the Reorganization.

The Independent Trustees met in executive session with their independent legal counsel on August 2, 2021 to discuss the terms of the Reorganization. At a meeting of the Board held on August 4, 2021, Global X presented the Agreement to the Board and provided the Board with data and analysis regarding the Reorganization, including additional information requested by the Independent Trustees as a result of their executive session.

Global X noted at the August 4, 2021 Board meeting that neither of the Funds had been able to gather assets and consequently the size of both Funds was sub-scale. Based on Global X’s understanding of the market, Global X anticipated that the Acquiring Fund would likely remain sub-scale and would be untenable in the near or intermediate future. Although Global X believed the Acquired Fund had potentially greater chance of achieving a size that could permit it to be operated at scale, Global X noted that the Acquired Fund would likely continue to remain sub-scale in the near term unless action was taken to address that issue. In order to address both issues, Global X noted that the proposed Reorganization would permit the shareholders of the Acquired Fund to continue their investments in Norway as part of a Fund with substantially greater assets. Similarly, Global X believed that the shareholders of the Acquiring Fund could continue their investment in an analogous Fund (investing in Norway as opposed to the broader Nordic region) that had greater scale and potentially longer term stability. The Board considered alternatives to the Reorganization, including liquidating one or both of the Funds, permitting each Fund to continue operations unchanged, which could potentially lead to liquidation in time, and changing the investment strategy of the Acquiring Fund to focus on a different regional index or another single country Nordic index. The Board considered the various advantages and disadvantages of each alternative and determined that, of the options available, the Reorganization had the greatest likelihood of addressing the scale of both Funds in a way that provided both Funds with the best potential for long-term success and to be the least disruptive to shareholders. The Board also considered that shareholders of the Acquiring Fund would have the opportunity to divest their shares in the marketplace in a measured manner, in general putting such shareholders on no worse footing than in the case of an orderly liquidation of the Acquiring Fund itself.

The Board then considered the specific terms of the Reorganization. As part of its consideration, the Board considered various factors, including the following:

•The differences in relative performance of the Acquired Fund and the Acquiring Fund;

•The differences in expense structures between the Acquired Fund and the Acquiring Fund, including management and other fees;
•The differences in portfolio turnover rates and anticipated portfolio turnover rates of the Acquired Fund and the Acquiring Fund;

•Whether the portfolio securities of the Acquired Fund and the Acquiring Fund are compatible with each other and with the respective investment objectives, policies and restrictions of the Acquired Fund and the Acquiring Fund;
•Whether there are contingent assets and liabilities which need to be considered in determining whether the Reorganization is in the best interest of shareholders or whether the interests of existing shareholders may be diluted as a result of the Reorganization;
•The tax consequences of the Reorganization to shareholders of the Acquired Fund and the Acquiring Fund, including whether the Reorganization is expected to be tax-free and whether there are differences in unrealized appreciation or depreciation of the portfolios of the Acquired Fund and the Acquiring Fund that could affect the fairness of the Reorganization;
•Who will bear the expenses of the Reorganization, including both direct and indirect costs;
•The economic benefits to the Adviser and other affiliated parties;
•Whether the Reorganization will achieve economies of scale for the Acquired Fund and the Acquiring Fund and enable greater diversification of investments; and
•Whether the Reorganizations will benefit the Funds by promoting more efficient operations.
The Board considered that the performance of the Acquired Fund and the Acquiring Fund, as of December 31, 2020, was similar, although the Acquiring Fund significantly outperformed the Acquired Fund over more recent periods. The Board considered that the Acquiring Fund outperformed the Acquired Fund for the one-year and ten-year periods, and the Acquired Fund outperformed the Acquiring Fund for the five-year period. The Board also noted that, as of December 31, 2020, the Acquiring Fund had outperformed its benchmark, the FTSE Nordic 30 Index, for the one-year period, but had underperformed the same benchmark for the five-year and ten-year periods, while the Acquired Fund had underperformed its benchmark, the Hybrid MSCI Norway IMI 25/50 Index, for the one-year, five-year, and ten-year periods. The Board considered that, as passively managed ETFs, the Funds’ comparative performance was driven in large measure by each Fund’s underlying index. The Board considered this factor in the context of each Fund’s likely long term chances of viability.

The Board considered that the Acquired Fund and the Acquiring Fund have identical management fees, but that the Acquiring Fund’s expense structure includes one basis point of other expenses, meaning that the Acquiring Fund’s total annual fund operating expenses are anticipated to be one basis point higher than the Acquired Fund’s total annual fund operating expenses. The Board noted, following the Reorganization, the Acquiring Fund will have the same total annual fund operating expenses as those of the Acquired Fund. The Board additionally noted that both the Acquired Fund and the Acquiring Fund currently have a unitary fee that includes most annual operating expenses, and the Acquiring Fund has one basis point of expenses that fall outside of its unitary fee. The Board further noted that the Acquiring Fund, which will mirror the Acquired Fund, will no longer have any ongoing expenses that will fall outside of the unitary fee due to the differing nature of the Acquired Fund’s expenses. The Board considered that the Reorganization would thus be neutral to the Acquired Fund and positive to the Acquiring Fund.

The Board considered that the portfolio turnover rates of the Acquired Fund and the Acquiring Fund, as of October 31, 2020, were similar. Specifically, the Board noted that the Acquired Fund and the Acquiring Fund had a portfolio turnover rate of 8.38% and 4.90%, respectively, as of October 31, 2020. The Board additionally considered that because the Acquiring Fund will be changing its investment strategy and objectives to match those of the Acquired Fund prior to the Reorganization, portfolio turnover would be greater.

The Board considered that at the time of the Reorganization: (i) the Acquired Fund and the Acquiring Fund will have the same investment objective, which is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Norway IMI 25/50 Index; (ii) the investment strategies and policies of the Acquired Fund will be identical to those of the Acquiring Fund; and (iii) the investment policies and restrictions of the Acquired Fund and the Acquiring Fund will be identical and include those investment policies required by the 1940 Act. The Board noted that until immediately prior to the Reorganization, the Acquired Fund and the Acquiring Fund will have had different investment objectives, principal investment strategies and policies, and therefore, until the time of the Reorganization, the Acquired Fund and the Acquiring Fund will have slightly different portfolio securities. The Board considered the portfolio repositioning that would have to occur for the Acquiring Fund to adopt the Acquired Fund’s investment objective and strategies, and noted Global X’s agreement to bear the costs of the repositioning.

The Board considered that there are no contingent assets and liabilities which need to be considered in determining whether to approve the Reorganization. The Board noted that the Reorganization would not result in the dilution of the interests of either Fund’s shareholders, as the Reorganization would be effected at the Funds’ relative NAV, and all of the Acquired Fund’s shareholders would receive Acquiring Fund Shares that are equal in total value to the Acquired Fund Shares the shareholders hold immediately before the Reorganization. All Acquired Fund shareholders of record would also receive their pro rata share of undistributed net income and undistributed realized capital gains prior to the date of the Reorganization.

The Board considered that the Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes, and as a result, the shareholders of the Acquired Fund will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their Acquired Fund Shares for Acquiring Fund Shares pursuant to the Reorganization, except for any gain or loss that may result from the receipt of cash in lieu of fractional shares. The Board noted that prior to and in anticipation of the closing of the Reorganization, the Acquired Fund will distribute to its shareholders, in one or more taxable distributions, all of its income and gains (net of available capital loss carryovers) not previously distributed for taxable years ending on or prior to the date of closing of the Reorganization. The Board further noted that if the Acquiring Fund, following the Reorganization, has proportionately greater unrealized appreciation in its portfolio investments as a percentage of its NAV than the Acquired Fund, shareholders of the Acquired Fund, post-closing, may receive greater amounts of taxable gain as such portfolio investments are sold than the shareholders otherwise might have received if the Reorganization had not occurred.

The Board considered that all expenses that are solely and directly related to the Reorganization will be paid by the Adviser and will not be borne by the Acquired Fund’s or the Acquiring Fund’s shareholders.

The Board considered that, due to the unitary fees charged to each Fund, the Reorganization will not result in the Adviser receiving any increase in the gross amount of fees it receives on the combined fund as compared to the Funds separately, but may see an increase in its net fees due to potential cost savings resulting from the Reorganization.

The Board considered the potential benefits afforded by a larger fund and an increased shareholder base, which is expected to result in the potential for greater trading volume on the secondary market, a potentially narrower bid-ask spread, and the possibility of improved secondary market liquidity for investors placing small trades.

Based on the foregoing considerations, the Board, including a majority of the Independent Trustees, approved the Agreement, concluding that the Reorganization is in the best interests of the Acquired Fund and the Acquiring Fund, and that the interests of existing shareholders of the Acquired Fund and the Acquiring Fund will not be diluted as a result of the Reorganization. The Trustees, including a majority of the Independent Trustees, approved the Agreement and made the foregoing determinations.

INFORMATION ABOUT THE REORGANIZATION AND THE AGREEMENT

This is only a summary of the Agreement and is qualified in its entirety by the Agreement. You should read the actual Agreement relating to the Reorganization, which is attached as Exhibit A to this Prospectus/Information Statement and is incorporated herein by reference.

How will the Reorganization be carried out?

The Reorganization will take place after the parties to the Agreement satisfy various conditions. On the Closing Date, the Acquired Fund will deliver to the Acquiring Fund all of its assets, and the Acquiring Fund will assume any liabilities of the Acquired Fund. In exchange, the Trust, on behalf of the Acquired Fund, will receive Acquiring Fund Shares to be distributed pro rata to the Acquired Fund’s shareholders. The value of the assets to be delivered to the Acquiring Fund shall be the value of such assets computed as of the close of business of the New York Stock Exchange, Inc. (“NYSE”) (normally 4:00 p.m., Eastern Time) on the last business day prior to the Closing Date (the “Valuation Date”). Both Funds are subject to the same valuation procedures governing the method by which individual portfolio securities held by the Funds are valued in order to determine each Fund’s NAV.

The stock transfer books of the Acquired Fund will be permanently closed as of the close of business of the NYSE on the business day before the Valuation Date.

To the extent permitted by law, the Agreement may be amended at the direction of the Board. The Board may also agree to terminate and abandon the Reorganization at any time or may terminate and abandon the Reorganization if certain conditions required under the Agreement have not been satisfied.

The transfer of shareholder interests from the Acquired Fund to the Acquiring Fund will occur automatically. It is not necessary for Acquired Fund shareholders to take any action to effect the transfer. While the Acquired Fund does not anticipate that any sales charge, brokerage fee, or other fee will be assessed to Acquired Fund shareholders in connection with their receipt of Acquiring Fund Shares in the Reorganization, shareholders should consult their financial advisors.

Who will pay the expenses of the Reorganization?

All expenses that are solely and directly related to the Reorganization, which are expected to be approximately $60,000-$75,000, will be paid by the Adviser, and will not be borne by the Acquired Fund’s or the Acquiring Fund’s shareholders. As part of the expenses of the Reorganization, the Adviser will bear the costs of the repositioning of the Acquiring Fund, which are expected to be approximately $35,000-$45,000.

What are the tax consequences of the Reorganization?

    The following is a general summary of the material federal income tax consequences of the Reorganization and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change, possibly with retroactive effect. These considerations are general in nature and individual shareholders should consult their own tax advisors as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances. These same considerations generally do not apply to shareholders who hold their shares in a tax-advantaged account.

    Each Fund has elected and qualified since its inception for treatment as a “regulated investment company” under Subchapter M of Chapter 1 of the Code, and the Acquiring Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Code for its taxable year that includes the Closing Date.

The Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Code. Neither the Acquired Fund nor the Acquiring Fund have requested or will request an advance ruling from the IRS as to the federal tax consequences of the Reorganization. Based on certain assumptions and customary representations to be made on behalf of the Acquired Fund and Acquiring Fund, Stradley Ronon Stevens & Young, LLP (the Trust’s legal counsel) will, as a condition to the closing of the Reorganization, provide a legal opinion to the effect that, for federal income tax purposes, (i) shareholders of the Acquired Fund will not recognize any gain or loss as a result of the exchange of their Acquired Fund Shares for Acquiring Fund Shares, except for any gain or loss that may result from the receipt of cash in lieu of fractional shares, (ii) the Acquiring Fund will not recognize any gain or loss upon receipt by the Acquiring Fund of the Acquired Fund’s assets, (iii) the Acquired Fund will not recognize any gain or loss upon the transfer of its Assets to the Acquiring Fund in exchange for Acquiring Fund Shares or upon the distribution of those Acquiring Fund Shares to the shareholders of the Acquired Fund, (iv) the basis of the assets of the Acquired Fund received by the Acquiring Fund will be the same as the basis of those assets in the hands of the Acquired Fund immediately prior to the Reorganization, and the Acquiring Fund’s holding period in such assets will include the period during which such assets were held by the Acquired Fund and (v) the holding period and aggregate tax basis of the Acquiring Fund Shares that are received by a Acquired Fund shareholder will be the same as the holding period and aggregate tax basis of the Acquired Fund Shares previously held by such shareholder. Such opinion of counsel may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any shareholder with respect to any transferred asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes on the termination or transfer thereof under a mark-to-market system of accounting.

    Opinions of counsel are not binding upon the IRS or the courts. If the Reorganization is consummated but does not qualify as a tax-free reorganization under the Code, and thus is taxable, the Acquired Fund would recognize gain or loss on the transfer of its Assets to the Acquiring Fund and each shareholder of the Acquired Fund that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in the Acquired Fund Shares and the fair market value of the Acquiring Fund Shares it received.

    Acquired Fund Dividend Distribution. Prior to the closing of the Reorganization, the Acquired Fund will distribute to its shareholders, in one or more taxable distributions, all of its income and gains (net of available capital loss carryovers) not previously distributed for taxable years ending on or prior to the date of closing of the Reorganization.

    General Limitations on Capital Losses. The tax attributes, including capital loss carryovers, of the Acquired Fund move to the Acquiring Fund in the Reorganization. The capital loss carryovers of the Acquired Fund and the Acquiring Fund are available to offset future gains recognized by the combined Fund, subject to limitations under the Code. Where these limitations apply, all or a portion of a Fund’s capital loss carryovers may become unavailable, the effect of which may be to increase the amount of taxable gain to the combined Fund and its shareholders post-closing. First, a Fund’s capital loss carryovers are subject to an annual limitation if a Fund undergoes a more than 50% change in ownership. The actual annual limitation will equal the aggregate NAV of the smaller Fund in the Reorganization on the Closing Date multiplied by the long-term tax-exempt rate for ownership changes during the month in which the Reorganization closes; such limitation will be increased by the amount of any built-in gain (i.e., unrealized appreciation in the value of investments of the smaller Fund on the Closing Date that is recognized in a taxable year). Second, if a Fund has built-in gains at the time of the Reorganization that are realized by the combined Fund in the five-year period following the Reorganization, such built-in gains, when realized, may not be offset by the losses (including any capital loss carryovers and “built-in losses”) of the other Fund. Third, the capital losses of the Acquired Fund that may be used by the Acquiring Fund (including to offset any “built-in gains” of the Acquired Fund itself) for the first taxable year ending after the Closing Date will be limited to an amount equal to the capital gain net income of the Acquiring Fund for such taxable year. The aggregate capital loss carryovers of the Funds, as of October 31, 2020, and the approximate annual limitation on the use of the Acquired Fund’s aggregate capital loss carryovers following the Reorganizations are as follows:

	Global X MSCI Norway ETF	Global X FTSE Nordic Region ETF
Aggregate Capital Loss Carryovers	($35,010,331)	($4,780,636)
Net Unrealized Appreciation/(Depreciation) on a Tax Basis	($14,016,289)	$279,173
Net Assets	$33,569,933	$23,608,638
Approximate Annual Limitation for Capital Losses*	n/a	$387,182
*Based on the long-term tax-exempt rate for ownership changes during July 2021 of 1.64%. The actual limitation will equal the aggregate NAV of the Acquired Fund on the Closing Date multiplied by the long-term tax-exempt rate for ownership changes during the month in which the Reorganization closes; such limitation is increased by the amount of any built-in gain, i.e., unrealized appreciation in value of investments of the Acquired Fund on the Closing Date that is recognized in a taxable year.

    Appreciation in Value of Investments. Shareholders of the Acquired Fund will receive a proportionate share of any taxable income and gains realized by the Acquiring Fund and not distributed to its shareholders prior to the Reorganization when such income and gains are eventually distributed by the Acquiring Fund. As a result, shareholders of the Acquired Fund may receive a greater amount of taxable distributions than they would have had the Reorganization not occurred. In addition, if the Acquiring Fund, following the Reorganization, has proportionately greater unrealized appreciation in its portfolio investments as a percentage of its NAV than the Acquired Fund, shareholders of the Acquired Fund, post-closing, may receive greater amounts of taxable gain as such portfolio investments are sold than they otherwise might have if the Reorganization had not occurred.

Tracking Your Basis and Holding Period. After the Reorganization, a shareholder will continue to be responsible for tracking the adjusted tax basis and holding period of its shares for federal income tax purposes.

Payments of cash in lieu of fractional shares. Payments of cash in lieu of fractional shares to an Acquired Fund shareholder may, under certain circumstances, be subject to information reporting and backup withholding, unless the shareholder provides the required certifications to comply with all applicable requirements of the backup withholding rules. Any amounts withheld from payments to a shareholder under the backup withholding rules are not additional tax and will be allowed as a refund or credit against the shareholder’s U.S. federal income tax liability, provided the required information is furnished to the Internal Revenue Service.

    General. This discussion is only a general summary of certain U.S. federal income tax consequences. You should consult your tax adviser regarding the U.S. federal income tax consequences to you, if any, of the Reorganization in light of your particular circumstances, as well as the state and local tax consequences, if any, of the Reorganization because this discussion is only a general summary of certain U.S. federal income tax consequences.

What are the capitalizations of the Funds and what might the capitalization be after the Reorganization?

The following table sets forth, as of April 30, 2021, the separate capitalizations of the Acquired Fund and Acquiring Fund, and the estimated capitalization of the Acquiring Fund as adjusted to give effect to the Reorganization. The capitalization of the Acquiring Fund is likely to be different if and when the Reorganization is actually consummated.

	Acquired Fund	Acquiring Fund	Pro Forma Adjustments to Capitalization[1]	Acquiring Fund after Reorganization[1] (estimated)
Total Net Assets	$45,533,406	$34,940,645	–	$80,474,051
NAV Per Share	$14.46	$29.86	–	$29.86
Shares Outstanding	3,150,000	1,170,000	(1,625,297)	2,694,703
1 Reflects the conversion of Acquired Fund Shares for Acquiring Fund Shares as a result of the Reorganization. Pro forma information for the twelve-month period ended April 30, 2021, has been prepared to give effect to the proposed Reorganization pursuant to the Agreement as if it had been consummated on May 1, 2020. Global X will pay 100% of the costs incurred in connection with the Reorganization. As a result, there are no Pro Forma Adjustments to Net Assets.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SHARES

Although the Acquired Fund and the Acquiring Fund do not have information concerning the beneficial ownership of shares nominally held by the Depositary Trust Company (“DTC”), as of August 9, 2021, the name, address and percentage ownership of each DTC Participant that owned of record 5% or more or 25% or more of the outstanding shares of each Fund were as follows:

Global X FTSE Nordic Region ETF

Name and Address of Beneficial Owner	Percentage of Outstanding Shares of Fund Owned
Charles Schwab & Co., Inc. 101 Montgomery Street, San Francisco, CA 94104	22.68%
National Financial Services LLC 200 Liberty Street, New York, NY 10281	14.34%
Citibank, N.A. 3800 Citigroup Center, Tampa, FL 33610-9122	11.71%
TD Ameritrade Clearing, Inc. 200 S 108th Ave, Omaha, NE 68154	11.69%
RBC Dominion Securities Inc./CDS Commerce Court South, P.O. Box 50, Toronto, Ontario, Canada M5J 2W7	5.38%

Global X MSCI Norway ETF

Name and Address of Beneficial Owner	Percentage of Outstanding Shares of Fund Owned
National Financial Services LLC 200 Liberty Street, New York, NY 10281	25.56%
Charles Schwab & Co., Inc. 101 Montgomery Street, San Francisco, CA 94104	15.07%
Merrill Lynch, Pierce, Fenner & Smith Incorporated One Bryant Park, New York, NY 10036	8.14%
TD Ameritrade Clearing, Inc. 200 S 108th Ave, Omaha, NE 68154	7.65%

Any person who owns, directly or through one or more controlled companies, more than 25% of the voting securities of a company is presumed to “control” such company. Accordingly, to the extent that a person is identified as the beneficial owner of more than 25% of Acquired Fund Shares or Acquiring Fund Shares, or is identified as the record owner of more than 25% of Acquired Fund Shares or Acquiring Fund Shares and has voting and/or investment powers, that person may be presumed to control such Acquired Fund or Acquiring Fund, and may be in control of the respective Fund and may be able to affect the outcome of certain matters presented for a vote of shareholders.

To the best knowledge of the Acquired Fund, the ownership of Acquired Fund Shares by executive officers and Trustees of the Acquired Fund beneficially owned as a group constituted less than 1% of outstanding Acquired Fund Shares as of August 9, 2021. Additionally, to the best knowledge of the Acquiring Fund, the ownership of

Acquiring Fund Shares by executive officers and Trustees of the Acquiring Fund beneficially owned as a group constituted less than 1% of outstanding Acquiring Fund Shares as of August 9, 2021.

MORE INFORMATION ABOUT THE FUNDS

    Fund Administration. Global X serves as the administrator for each Fund. SEI Investments Global Funds Services (“SEIGFS”), located at One Freedom Valley Drive, Oaks, PA 19456, serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides each Fund with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and the coordination or preparation and filing of all reports, registration statements, proxy statements and all other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by Global X from its fees.

    Custodian and Transfer Agent. Brown Brothers Harriman & Co. (“BBH”), located at 50 Post Office Square, Boston, MA 02110, serves as custodian of the Funds’ assets (“Custodian”). As Custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of each Fund, (2) collect and receive all income and other payments and distributions on account of each Fund's portfolio investments, (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Funds concerning the Funds' operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As compensation for these services, the Custodian receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

As transfer agent, BBH has agreed to (1) issue and redeem shares of each Fund, (2) make dividend and other distributions to shareholders of each Fund, (3) respond to correspondence by shareholders and others relating to its duties; (4) maintain shareholder accounts, and (5) make periodic reports to the Funds. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

    Independent Registered Accounting Firm. PricewaterhouseCoopers LLP, Two Commerce Square, 2001 Market Street, Suite 1800, Philadelphia, Pennsylvania 19103, serves as the Funds’ independent registered public accountant.

Additional Information. The following information about the Acquiring Fund or Acquired Fund (1933 Act File No. 333-151713 for the Acquiring Fund and Acquired Fund) is incorporated herein by reference and considered a part of this Prospectus/Information Statement: (i) the Acquired Fund Prospectus, dated March 1, 2021, which is incorporated by reference herein; (ii) the Acquiring Fund’s and the Acquired Fund’s SAI, dated March 1, 2021, related to the Acquiring Fund Prospectus and the Acquired Fund Prospectus; (iii) the Statement of Additional Information, dated [ , 2021] (relating to this Prospectus/Information Statement), which has been filed with the SEC and is incorporated by reference herein; (iv) the Acquiring Fund’s and the Acquired Fund’s Annual Report to Shareholders for the fiscal year ended October 31, 2020; and (v) the Acquiring Fund’s and the Acquired Fund’s Semi-Annual Report to Shareholders for the period ended April 30, 2020. You may request free copies of the Statements of Additional Information (including any supplements), the Annual Reports and/or Semi-Annual Reports, which have been or will be filed with the SEC, by calling 1-888-493-8631, or by writing to the Trust at 605 3rd Avenue, 43rd Floor, New York, NY 10158.

This Prospectus/Information Statement, which constitutes part of a Registration Statement on Form N-14 filed by the Acquiring Fund with the SEC under the Securities Act of 1933, as amended, omits certain of the information contained in such Registration Statement. Reference is hereby made to the Registration Statement and to the exhibits and amendments thereto for further information with respect to the Acquiring Fund and the shares it offers. Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable document filed with the SEC.

Each Fund also files proxy materials, reports, and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act. These materials can be inspected and copied at the public reference facilities maintained by the SEC, 100 F Street, N.E., Room 1580, Washington, D.C. 20549 (call (202)-551-8090 for hours of operation). Also, copies of such materials can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549, at prescribed rates or from the SEC’s internet site at www.sec.gov. To request information regarding the Funds, you may also send an e-mail to the SEC at publicinfo@sec.gov.

EXHIBIT A

FORM OF
AGREEMENT AND PLAN OF REORGANIZATION
This AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of the [__] day of 2021, by and between the Global X Funds, a Delaware statutory trust (the “Trust”), on behalf of its series, the Global X FTSE Nordic Region ETF (the “Acquiring Fund”), with its principal place of business at 605 Third Avenue, 43rd Floor, New York, NY 10158, and the Trust, on behalf of its series, the Global X MSCI Norway ETF (the “Acquired Fund”), with its principal place of business at 605 Third Avenue, 43rd Floor, New York, NY 10158, and, solely for purposes of Paragraph 9.2 hereof, Global X Management Company LLC (the “Adviser”). The Acquiring Fund and the Acquired Fund are sometimes referred to collectively herein as the “Funds” and individually as a “Fund.” Except for the Funds, no other series of the Trust are parties to this Agreement.
This Agreement is intended to constitute a plan of a “reorganization,” as defined in Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”) and the Treasury Regulations thereunder. The reorganization (the “Reorganization”) will consist of (1) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund solely in exchange for (A) the issuance of full shares of beneficial interest of the Acquiring Fund (collectively, the “Acquiring Fund Shares” and each, an “Acquiring Fund Share”) to the Acquired Fund, as well as cash equal in value to fractional shares of the Acquiring Fund otherwise resulting from the Reorganization and (B) the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund on the closing date of the Reorganization (the “Closing Date”), and (2) the distribution by the Acquired Fund, on or promptly after the Closing Date as provided herein, of the Acquiring Fund Shares (and cash in lieu of fractional shares, if any) to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund, all upon the terms and conditions hereinafter set forth in this Agreement. The parties hereby adopt this Agreement as a “plan of reorganization” within the meaning of Treasury Regulations Sections 1.368-2(g) and 1.368-3(a).
WHEREAS, the Trust is a registered investment company classified as a management company of the open-end type; and
WHEREAS, the Acquiring Fund is authorized to issue shares of beneficial interest; and
WHEREAS, the Board of Trustees of the Trust (the “Board”) has determined that the Reorganization is in the best interests of the Acquiring Fund shareholders and the Acquired Fund shareholders, respectively, and is not dilutive of the interests of those shareholders.
NOW, THEREFORE, in consideration of the premises of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:
1.    TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES AND ASSUMPTION OF THE ASSUMED LIABILITIES; LIQUIDATION AND TERMINATION OF THE ACQUIRED FUND.
1.1    Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund will transfer all of its assets as set forth in Paragraph 1.2 (the “Acquired Assets”) to the Acquiring Fund free and clear of all liens and encumbrances (other than those arising under the Securities Act of 1933, as amended (the “Securities Act”), liens for taxes not yet due and contractual restrictions on the transfer of the Acquired Assets) and the Acquiring Fund agrees in exchange therefor: (i) to issue to the Acquired Fund the number of full Acquiring Fund Shares, and cash in lieu of fractional Acquiring Fund Shares, of each class with an aggregate net asset value (“NAV”) equal to the NAV of the Acquired Fund attributable to the corresponding class of the Acquired Fund’s shares, as determined in the manner set forth in Paragraphs 2.1 and 2.2; and (ii) to assume all of the liabilities and obligations of the Acquired Fund, whether accrued or contingent, known or unknown, existing at the Closing Date (collectively, the “Assumed Liabilities”). Such transactions shall take place at the Closing (as defined in Paragraph 3.1 below).

1.2    (a)     The Acquired Assets shall consist of all of the Acquired Fund’s property, including, without limitation, all portfolio securities and instruments, dividends and interest receivables, cash, goodwill, contractual rights and choses in action of the Acquired Fund or the Trust in respect of the Acquired Fund, all other intangible property owned by the Acquired Fund, originals or copies of all books and records of the Acquired Fund, and all other assets of the Acquired Fund on the Closing Date. The Acquiring Fund shall also be entitled to receive copies of all records that the Acquired Fund is required to maintain under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules of the Securities and Exchange Commission (the “Commission”) promulgated thereunder to the extent such records pertain to the Acquired Fund.
(b)    The Acquired Fund has provided the Acquiring Fund with a list of all of the Acquired Fund’s securities and other assets as of the date of execution of this Agreement, and the Acquiring Fund has provided the Acquired Fund with a copy of the current fundamental investment policies and restrictions and fair value procedures applicable to the Acquiring Fund. The Acquired Fund reserves the right to sell any of such securities or other assets before the Closing Date (except to the extent sales may be limited by representations of the Acquired Fund contained herein or in the Acquired Fund Tax Representation Certificate and made in connection with the issuance of the tax opinion provided for in Paragraph 8.4 hereof) and agrees not to acquire any portfolio security that is not an eligible investment for, or that would violate an investment policy or restriction of, the Acquiring Fund.
1.3    The Acquired Fund will endeavor to discharge all of its known liabilities and obligations that are or will become due prior to the Closing.
1.4    On or as soon after the Closing Date as is conveniently practicable (the “Liquidation Date”), the Trust shall liquidate the Acquired Fund and distribute pro rata to its shareholders of record, determined as of the close of regular trading on the New York Stock Exchange on the Closing Date (the “Acquired Fund Shareholders”), the Acquiring Fund Shares received by the Acquired Fund pursuant to Paragraph 1.1 hereof. Each Acquired Fund Shareholder shall receive the number of full Acquiring Fund Shares and cash in lieu of fractional Acquiring Fund Shares of the class corresponding to the class of shares of beneficial interest in the Acquired Fund (the “Acquired Fund Shares”) held by such Acquired Fund Shareholder that have an aggregate NAV equal to the aggregate NAV of the Acquired Fund Shares held of record by such Acquired Fund Shareholder on the Closing Date. Such liquidation and distribution will be accomplished by the Trust, on behalf of the Acquiring Fund, distributing cash in lieu of fractional Acquiring Fund Shares and transferring the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund established and maintained by the Acquiring Fund’s transfer agent in the names of the Acquired Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due the Acquired Fund Shareholders. The Trust shall preserve evidence of such liquidation and distribution. All issued and outstanding Acquired Fund Shares will simultaneously be cancelled on the books of the Acquired Fund, and the Acquired Fund will be dissolved. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.
1.5    Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent. Any certificates representing ownership of Acquired Fund Shares that remain outstanding on the Closing Date shall be deemed to be cancelled and shall no longer evidence ownership of Acquired Fund Shares.
1.6    Any transfer taxes payable upon issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund Shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.
1.7    Any reporting responsibility of the Trust with respect to the Acquired Fund for periods ending on or before the Closing Date, including, but not limited to, the responsibility for filing of regulatory reports, or other documents with the Commission, any state securities commissions, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.
2.    VALUATION
2.1    The NAV per share of each class of the Acquiring Fund Shares and the NAV per share of each class of the Acquired Fund shall, in each case, be determined as of the close of regular trading on the New York Stock Exchange

(generally, 4:00 p.m., Eastern time) on the Closing Date (the “Valuation Time”). The Adviser shall compute the NAV per Acquiring Fund Share in the manner set forth in the Trust’s Declaration of Trust (the “Declaration”) or By-Laws, and the Acquiring Fund’s then-current prospectus and statement of additional information. The Adviser shall compute the NAV per share of the Acquired Fund in the manner set forth in the Declaration or By-Laws, and the Acquired Fund’s then-current prospectus and statement of additional information. The Adviser shall confirm to the Acquiring Fund the NAV of the Acquired Fund.
2.2    The number of shares of each class of Acquiring Fund Shares to be issued (including cash in lieu of fractional shares) in exchange for the Acquired Assets and the assumption of the Assumed Liabilities shall be determined by the Adviser by dividing the NAV of the Acquired Fund attributable to each class of the Acquired Fund’s shares, as determined in accordance with Paragraph 2.1, by the NAV of an Acquiring Fund Share of the corresponding class, as determined in accordance with Paragraph 2.1.
2.3    The Acquiring Fund and the Acquired Fund shall cause the Adviser to deliver a copy of its valuation report to the other party at Closing (as defined in Paragraph 3.1). All computations of value shall be made by the Adviser or its agents in accordance with its regular practice as pricing agent for the Acquiring Fund and the Acquired Fund.
3.    CLOSING AND CLOSING DATE
3.1    The Closing Date shall be [______], or such other earlier or later date as the parties may agree. All acts necessary to consummate the Reorganization (the “Closing”) shall be deemed to take place simultaneously as of 5:00 p.m. (Eastern time) on the Closing Date unless otherwise agreed by the parties. The Closing shall be held at the offices of the Global X Funds, 605 Third Avenue, 43rd Floor, New York, NY 10158, or at such other place as the parties may agree.
3.2    Portfolio securities that are held other than in book-entry form in the name of Brown Brothers Harriman & Co. (the “Acquired Fund Custodian”) as record holder for the Acquired Fund shall be presented by the Acquired Fund to Brown Brothers Harriman & Co. (the “Acquiring Fund Custodian”) for examination no later than three (3) business days preceding the Closing Date. Such portfolio securities shall be delivered by the Acquired Fund to the Acquiring Fund Custodian for the account of the Acquiring Fund on the Closing Date, duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof in accordance with the custom of brokers, and shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. Portfolio securities held of record by the Acquired Fund Custodian in book-entry form on behalf of the Acquired Fund shall be delivered by the Acquired Fund Custodian to the Acquiring Fund Custodian and by the Acquiring Fund Custodian recording the beneficial ownership thereof by the Acquiring Fund on the Acquiring Fund Custodian’s records. Any cash shall be delivered by the Acquired Fund Custodian transmitting immediately available funds by wire transfer to the Acquiring Fund Custodian the cash balances maintained by the Acquired Fund Custodian and the Acquiring Fund Custodian crediting such amount to the account of the Acquiring Fund.
3.3    The Acquiring Fund Custodian shall deliver within one business day after the Closing a certificate of an authorized officer stating that: (a) the Acquired Assets have been delivered in proper form to the Acquiring Fund on the Closing Date, and (b) all necessary transfer taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment has been made in conjunction with the delivery of portfolio securities as part of the Acquired Assets.
3.4    If on the Closing Date (a) the New York Stock Exchange is closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere is disrupted so that accurate appraisal of the NAV of the Acquiring Fund Shares or the Acquired Fund pursuant to Paragraph 2.1 is impracticable (in the judgment of the Board with respect to the Acquiring Fund and the Acquired Fund), the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored or such later date as may be mutually agreed in writing by an authorized officer of each party.
3.5    The Acquired Fund shall deliver at the Closing a list of the names, addresses, federal taxpayer identification numbers and backup withholding and nonresident alien withholding status and certificates of the Acquired Fund Shareholders and the number and percentage ownership of outstanding Acquired Fund Shares owned by each Acquired Fund Shareholder as of the Valuation Time, certified by the President or Vice President or a Secretary or Assistant Secretary of the Trust and its Treasurer, Secretary or other authorized officer (the “Shareholder List”) as being an accurate record of the information (a) provided by the Acquired Fund Shareholders, (b) provided by the Acquired Fund Custodian, or (c) derived from the Trust’s records by such officers or one of the Trust’s service providers. The Acquiring Fund shall issue and deliver to the Acquired Fund a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request.
3.6    As approved by the Board, immediately prior to the Reorganization, or at such other time as otherwise may be directed by the officers of the Acquiring Fund, the Acquiring Fund shall change its investment objective, principal investment strategy, and principal investment policies to be identical to the investment objective, principal investment strategy, and principal investment policies of the Acquired Fund. Additionally, immediately prior to the Reorganization, or at such other time as otherwise may be directed by the officers of the Acquiring Fund, the Acquiring Fund shall change its name from the “Global X FTSE Nordic Region ETF” to the “Global X MSCI Norway ETF.”
4.    REPRESENTATIONS AND WARRANTIES
4.1    The Trust, on behalf of the Acquired Fund, represents, warrants and covenants to the Acquiring Fund as follows:
(a)    The Acquired Fund is a series of the Trust. The Trust is a statutory trust validly existing and in good standing under the laws of the State of Delaware and has the power to own all of its properties and assets and to perform its obligations under this Agreement. The Acquired Fund is not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. The Acquired Fund has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;
(b)    The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the Investment Company Act is in full force and effect;
(c)    The Trust is not in violation of, and the execution and delivery of this Agreement and the performance of its obligations under this Agreement on behalf of the Acquired Fund will not result in a material violation of, any provision of the Declaration or By-Laws or any material agreement, indenture, instrument, contract, lease or other undertaking with respect to the Acquired Fund to which the Trust, on behalf of the Acquired Fund, is a party or by which the Acquired Fund or any of its assets are bound;
(d)    No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to its knowledge threatened against the Acquired Fund or any of the Acquired Fund’s properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of the Acquired Fund’s business. The Acquired Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially adversely affects the Acquired Fund’s business or its ability to consummate the transactions contemplated herein or would be binding upon the Acquiring Fund as the successor to the Acquired Fund;
(e)    All material contracts or other commitments of the Acquired Fund (other than this Agreement or agreements for the purchase and sale of securities entered into in the ordinary course of business and consistent with its obligations under this Agreement) will terminate at or prior to the Closing Date and no such termination will result in liability to the Acquired Fund (or the Acquiring Fund);
(f)    The Statement of Assets and Liabilities of the Acquired Fund, and the related Statements of Operations and Changes in Net Assets, as of and for the fiscal year ended October 31, 2020, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, and are in accordance with generally accepted accounting principles (“GAAP”) consistently applied and fairly reflect, in all material respects, the financial condition of the

Acquired Fund as of such date and the results of its operations for the period then ended, and all known liabilities, whether actual or contingent, of the Acquired Fund as of the date thereof are disclosed therein. The Statement of Assets and Liabilities will be in accordance with GAAP consistently applied and will fairly reflect, in all material respects, the financial condition of the Acquired Fund as of such date and the results of its operations for the period then ended. Except for the Assumed Liabilities, the Acquired Fund will not have any known or contingent liabilities on the Closing Date. No significant deficiency, material weakness, fraud, significant change or other factor that could significantly affect the internal controls of the Acquired Fund has been disclosed or is required to be disclosed in the Acquired Fund’s reports on Form N-CSR to enable the chief executive officer and chief financial officer or other officers of the Trust to make the certifications required by the Sarbanes-Oxley Act of 2002, and no deficiency, weakness, fraud, change, event or other factor exists with respect to the Acquired Fund that will be required to be disclosed in the Acquiring Fund’s Form N-CSR after the Closing Date;
[(g)    Since the most recent fiscal year end, except as specifically disclosed in the Acquired Fund’s prospectus or its statement of additional information as in effect on the date of this Agreement, or its semi-annual report for the six-month period ended April 30, 2021, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities, business or prospects, or any incurrence by the Acquired Fund of indebtedness, except for normal contractual obligations incurred in the ordinary course of business or in connection with the settlement of purchases and sales of portfolio securities. For the purposes of this subparagraph (g) (but not for any other purpose of this Agreement), a decline in NAV per Acquired Fund Share arising out of its normal investment operations or a decline in market values of securities in the Acquired Fund’s portfolio, a decline in net assets of the Acquired Fund as a result of redemptions or the discharge of Acquired Fund liabilities shall not constitute a material adverse change;]
(h)    The Acquired Fund is a separate series of the Trust treated as a separate corporation from each other series of the Trust under Section 851(g) of the Code. For each taxable year of its existence, including the taxable year ending on the Closing Date, the Trust has had in effect an election to be treated as a “regulated investment company” under Subchapter M of the Code, has satisfied or will satisfy all of the requirements of Subchapter M of the Code for treatment as a regulated investment company, and has been or will be eligible to compute its federal income tax under Section 852 of the Code. The Acquired Fund has paid or made provision for the payment of any tax liability under Sections 852 or 4982 of the Code for any period ended on or before the Closing Date. The Acquired Fund has no earnings or profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply to it;
(i)    On the Closing Date, all federal and other material Tax Returns (as hereinafter defined) of the Acquired Fund required by law to have been filed by such date (taking into account any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as hereinafter defined) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Acquired Fund’s knowledge, no such Tax Returns are currently under audit and no such audit has been threatened by any federal, state, local or foreign Tax authority; no assessment has been asserted or proposed with respect to such Tax Returns; there are no levies, liens or other encumbrances on the Acquired Fund or its assets resulting from the non-payment of any Taxes (other than for Taxes not yet due and payable); no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending (in each case other than waivers as a result of extensions of time to file Tax Returns); and adequate provision has been made in the financial statements of the Acquired Fund (including its predecessor fund, if any) for all Taxes in respect of all periods ended on or before the date of such financial statements. The Acquired Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of distributions on and redemptions of its shares of beneficial interest and to withholding in respect of distributions to shareholders, and is not liable for any material penalties that could be imposed thereunder. As used in this Agreement, “Tax” or “Taxes” means any tax or other like assessment or charge (including, but not limited to, excise tax and withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (whether domestic, foreign, federal, state or local) responsible for the imposition of any such tax. “Tax Return” means reports, returns, information returns, dividend reporting forms, elections, agreements, declarations, or other documents or reports of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed or furnished or required to be furnished with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto);
(j)    The Trust, on behalf of the Acquired Fund, will distribute to the Acquired Fund Shareholders, in a distribution or distributions qualifying for the deduction for dividends paid under Section 561 of the Code, all of the Acquired

Fund’s investment company taxable income (as defined in Section 852(b)(2) of the Code determined without regard to Section 852(b)(2)(D) of the Code) for its taxable year ending on the Closing Date, all of the excess of (i) its interest income excludable from gross income under Section 103(a) of the Code over (ii) its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ending on the Closing Date, and all of its net capital gain (as such term is used in Sections 852(b)(3)(A) and (C) of the Code), after reduction by any available capital loss carryforward, for its taxable year ending on the Closing Date;
(k)    In order to (i) ensure continued qualification of the Acquired Fund for treatment as a “regulated investment company” for tax purposes and (ii) eliminate any tax liability of the Acquired Fund arising by reason of undistributed investment company taxable income or net capital gain, the Acquired Fund will declare, on or prior to the Valuation Time on the Closing Date, to the shareholders of the Acquired Fund a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing (i) substantially all of its investment company taxable income (determined without regard to any deductions for dividends paid) and substantially all of its net capital gains (after reduction for any capital loss carryover), if any, for the period from the close of its last fiscal year to the Closing Date; (ii) all of its investment company taxable income and net capital gains for its taxable year ended prior to the Closing Date to the extent not otherwise already distributed; and (iii) at least 90 percent of the excess, if any, of the Acquired Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ended prior to the Closing Date and at least 90 percent of such net tax-exempt income for the period from the close of its last fiscal year to the Closing Date;
(l)    All issued and outstanding Acquired Fund Shares are, and at the Closing Date will be, legally issued and outstanding, fully paid and nonassessable by the Acquired Fund. All of the issued and outstanding Acquired Fund Shares will, at the time of Closing, be held of record by the persons and in the amounts set forth in the Shareholder List submitted to the Acquiring Fund pursuant to Paragraph 3.5 hereof. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquired Fund Shares, nor is there outstanding any security convertible into any Acquired Fund Shares;
(m)    At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Assets, and full right, power and authority to sell, assign, transfer and deliver the Acquired Assets to the Acquiring Fund, and, upon delivery and payment for the Acquired Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, except such restrictions as might arise under the Securities Act;
(n)    The Trust has the trust power and authority, on behalf of the Acquired Fund, to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Board, and, assuming due authorization, execution and delivery by the Trust, on behalf of the Acquiring Fund, this Agreement will constitute a valid and binding obligation of the Trust, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;
(o)    The information to be furnished by the Trust, on behalf of the Acquired Fund, to the Acquiring Fund for use in applications for orders, registration statements and other documents which may be necessary in connection with the transactions contemplated hereby and any information necessary to compute the total return of the Acquired Fund shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto or the requirements of any form for which its use is intended, and shall not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading;
(p)    No consent, approval, authorization or order of or filing with any court or governmental authority is required for the execution of this Agreement or the consummation of the transactions contemplated by this Agreement by the Trust or the Acquired Fund, except such as may be required under the Securities Act, the Securities Exchange Act of 1934, as amended (the “Exchange Act”), the Investment Company Act and the rules and regulations of the Commission thereunder, state securities laws and the Hart-Scott-Rodino Antitrust Improvements Act of 1976 (the “Hart-Scott-Rodino Act”);

(q)    The provisions of the Declaration, the By-Laws and Delaware law do not require the shareholders of the Acquired Fund to approve this Agreement or the transactions contemplated herein in order for the Trust or the Acquired Fund to consummate the transactions contemplated herein;
(r)    All of the issued and outstanding Acquired Fund Shares have been offered for sale and sold in compliance in all material respects with all applicable federal and state securities laws, except as may have been previously disclosed in writing to the Acquiring Fund;
(s)    The current prospectus and statement of additional information of the Acquired Fund and any amendments or supplements thereto did not as of their dates or the dates of their distribution to the public contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which such statements were made, not materially misleading;
(t)    The Acquired Fund currently complies in all material respects with the requirements of, and the rules and regulations under, the Investment Company Act, the Securities Act, the Exchange Act, state “Blue Sky” laws and all other applicable federal and state laws or regulations. The Acquired Fund currently complies in all material respects with all investment objectives, policies, guidelines and restrictions and any compliance procedures established by the Trust with respect to the Acquired Fund. All advertising and sales material currently used by the Acquired Fund complies in all material respects with the applicable requirements of the Securities Act, the Investment Company Act, the rules and regulations of the Commission promulgated thereunder, and, to the extent applicable, the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”) and any applicable state regulatory authority. All registration statements, prospectuses, reports, proxy materials or other filings required to be made or filed with the Commission, FINRA or any state securities authorities used by the Acquired Fund during the three (3) years prior to the date of this Agreement have been duly filed and have been approved or declared effective, if such approval or declaration of effectiveness is required by law. Such registration statements, prospectuses, reports, proxy materials and other filings under the Securities Act, the Exchange Act and the Investment Company Act (i) are or were in compliance in all material respects with the requirements of all applicable statutes and the rules and regulations thereunder and (ii) do not or did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not false or misleading;
(u)    Neither the Acquired Fund nor, to the knowledge of the Acquired Fund, any “affiliated person” of the Acquired Fund has been convicted of any felony or misdemeanor, described in Section 9(a)(1) of the Investment Company Act, nor, to the knowledge of the Acquired Fund, has any affiliated person of the Acquired Fund been the subject, or presently is the subject, of any proceeding or investigation with respect to any disqualification that would be a basis for denial, suspension or revocation of registration as an investment adviser under Section 203(e) of the Investment Advisers Act of 1940, as amended (the “Investment Advisers Act”), or Rule 206(4)-4(b) thereunder or of a broker-dealer under Section 15 of the Exchange Act, or for disqualification as an investment adviser, employee, officer or director of an investment company under Section 9 of the Investment Company Act;
(v)    The tax representation certificate to be delivered by the Trust on behalf of the Acquired Fund, to Stradley Ronon Stevens & Young, LLP at the Closing pursuant to Paragraph 7.4 (the “Acquired Fund Tax Representation Certificate”) will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading;
(w)    The Acquired Fund has not changed its taxable year end within the most recent 60-month period ending on the last day of the month immediately preceding the Closing Date of the Reorganization, and it does not intend to change its taxable year end prior to the Closing Date;
(x)    The Acquired Fund (including the Acquiring Fund as its successor) will not be required to include any material item of income in, or exclude any material item of deduction from, taxable income for any taxable period (or portion thereof) ending after the Closing Date as a result of any (i) change in method of accounting for a taxable period ending on or prior to the Closing Date (including as a result of the transactions contemplated in this Agreement); (ii) “closing agreement” as described in Section 7121 of the Code (or any corresponding or similar provision of state, local or foreign income Tax law) executed on or prior to the Closing Date; (iii) installment sale or open transaction disposition made on or prior to the Closing Date; or (iv) prepaid amount received on or prior to the Closing Date; and
(y)    The Acquired Fund has no actual or potential material liability for any Tax obligation of any taxpayer other than itself. The Acquired Fund (including its predecessor fund, if any) is not currently and has never been a member of a group of corporations with which it has filed (or been required to file) consolidated, combined or unitary Tax Returns. The Acquired Fund is not a party to any Tax allocation, sharing, or indemnification agreement (other than agreements the primary purpose of which do not relate to Taxes).
4.2    The Trust, on behalf of the Acquiring Fund, represents, warrants and covenants to the Acquired Fund, as follows:
(a)    The Acquiring Fund is a series of the Trust. The Trust is a statutory trust validly existing and in good standing under the laws of the State of Delaware. The Trust has the power to own all of its properties and assets and to perform its obligations under this Agreement. The Acquiring Fund is not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. The Acquiring Fund has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;
(b)    The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the Investment Company Act is in full force and effect;
(c)    The current prospectus and statement of additional information of the Acquiring Fund and any amendment or supplement thereto, conform or conformed at the time of their distribution to the public in all material respects to the applicable requirements of the Securities Act and the Investment Company Act and the rules and regulations of the Commission promulgated thereunder and do not or did not at the time of their distribution to the public include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;
(d)    The Trust’s registration statement on Form N-1A with respect to the Acquiring Fund that will be in effect on the Closing Date, and the prospectus and statement of additional information of the Acquiring Fund included therein, will conform in all material respects with the applicable requirements of the Securities Act and the Investment Company Act and the rules and regulations of the Commission thereunder, and did not as of the effective date thereof and will not as of the Closing Date contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading;
(e)    The Trust is not in violation of, and the execution and delivery of this Agreement and performance of its obligations under this Agreement on behalf of the Acquiring Fund will not result in a material violation of, any provisions of the Declaration or By-Laws of the Trust or any material agreement, indenture, instrument, contract, lease or other undertaking with respect to the Acquiring Fund to which the Trust, on behalf of the Acquiring Fund, is a party or by which the Acquiring Fund or any of its assets is bound;
(f)    No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to its knowledge threatened against the Acquiring Fund or any of the Acquiring Fund’s properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of the Acquiring Fund’s business. Neither the Trust nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially adversely affects the Acquiring Fund’s business or its ability to consummate the transactions contemplated herein;
(g)    The Statement of Assets and Liabilities of the Acquiring Fund, and the related Statements of Operations and Changes in Net Assets, as of and for the fiscal year ended October 31, 2020 have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, and are in accordance with GAAP consistently applied and fairly reflect, in all material respects, the financial condition of the Acquiring Fund as of such date and the results of its operations for the period then ended, and all known liabilities, whether actual or contingent, of the Acquiring Fund as of the date thereof are disclosed therein;
(h)    [Since the most recent fiscal year end, except as specifically disclosed in the Acquiring Fund’s prospectus or its statement of additional information as in effect on the date of this Agreement, or its semi-annual report for the period ended April 30, 2021 there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities, business or prospects, or any incurrence by the Acquiring Fund of indebtedness, except for normal contractual obligations incurred in the ordinary course of business or in connection with the settlement of purchases and sales of portfolio securities. For the purposes of this subparagraph (h) (but not for any other purpose of this Agreement), a decline in NAV per Acquiring Fund Share arising out of its normal investment operations or a decline in market values of securities in the Acquiring Fund’s portfolio, a decline in net assets of the Acquiring Fund as a result of redemptions or the discharge of Acquiring Fund liabilities shall not constitute a material adverse change;]
(i)    The Acquiring Fund is a separate series of the Trust treated as a separate corporation from each other series of the Trust under Section 851(g) of the Code. For each taxable year of its existence, the Acquiring Fund has had in effect an election to be treated as a “regulated investment company” under Subchapter M of the Code, has satisfied all of the requirements of Subchapter M of the Code for treatment as a regulated investment company, and has been eligible to compute its federal income tax under Section 852 of the Code. The Acquiring Fund expects to satisfy such requirements and be so eligible for its taxable year that includes the Closing Date. The Acquiring Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it;
(j)     On the Closing Date, all material Tax Returns of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Acquiring Fund’s knowledge, no such Return is currently under audit by any federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Acquiring Fund or its assets resulting from the non-payment of any Taxes; and no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the financial statements of the Acquiring Fund (including its predecessor fund, if any) for all Taxes in respect of all periods ended on or before the date of such financial statements;
(k)    The authorized capital of the Acquiring Fund consists of an unlimited number of shares of beneficial interest, no par value per share. As of the Closing Date, the Acquiring Fund will be authorized to issue an unlimited number of shares of beneficial interest, no par value per share. The Acquiring Fund Shares to be issued and delivered to the Acquired Fund for the account of the Acquired Fund Shareholders pursuant to the terms of this Agreement will have been duly authorized on the Closing Date and, when so issued and delivered, will be legally issued and outstanding, fully paid and non-assessable. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;
(l)    All issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, legally issued, fully paid and non-assessable and have been offered and sold in every state and the District of Columbia in compliance in all material respects with all applicable federal and state securities laws;
(m)    The Trust has the trust power and authority, on behalf of the Acquiring Fund, to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Board, and, assuming due authorization, execution and delivery by the Trust, on behalf of the Acquired Fund, this Agreement will constitute a valid and binding obligation of the Trust, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;
(n)    The information to be furnished in writing by the Trust, on behalf of the Acquiring Fund, for use in applications for orders, registration statements and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto or the requirements of any form for which its use is intended, and shall not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading;
(o)    No consent, approval, authorization or order of or filing with any court or governmental authority is required for the execution of this Agreement or the consummation of the transactions contemplated by this Agreement by the Trust or the Acquiring Fund, except such as may be required under the Securities Act, the Exchange Act, the Investment Company Act and the rules and regulations of the Commission thereunder, state securities laws and the Hart-Scott-Rodino Act;
(p)    The Acquiring Fund currently complies in all material respects with, the requirements of, and the rules and regulations under, the Investment Company Act, the Securities Act, the Exchange Act, state “Blue Sky” laws and all other applicable federal and state laws or regulations. The Acquiring Fund currently complies in all material respects with all investment objectives, policies, guidelines and restrictions and any compliance procedures established by the Trust with respect to the Acquiring Fund. All advertising and sales material currently used by the Acquiring Fund complies in all material respects with the applicable requirements of the Securities Act, the Investment Company Act, the rules and regulations of the Commission, and, to the extent applicable, the Conduct Rules of FINRA and any applicable state regulatory authority. All registration statements, prospectuses, reports, proxy materials or other filings required to be made or filed with the Commission, FINRA or any state securities authorities used by the Acquiring Fund during the three (3) years prior to the date of this Agreement have been duly filed and have been approved or declared effective, if such approval or declaration of effectiveness is required by law. Such registration statements, prospectuses, reports, proxy materials and other filings under the Securities Act, the Exchange Act and the Investment Company Act (i) are or were in compliance in all material respects with the requirements of all applicable statutes and the rules and regulations thereunder and (ii) do not or did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not false or misleading;
(q)    Neither the Acquiring Fund nor, to the knowledge of the Acquiring Fund, any “affiliated person” of the Acquiring Fund has been convicted of any felony or misdemeanor, described in Section 9(a)(1) of the Investment Company Act, nor, to the knowledge of the Acquiring Fund, has any affiliated person of the Acquiring Fund been the subject, or presently is the subject, of any proceeding or investigation with respect to any disqualification that would be a basis for denial, suspension or revocation of registration as an investment adviser under Section 203(e) of the Investment Advisers Act or Rule 206(4)-4(b) thereunder or of a broker-dealer under Section 15 of the Exchange Act, or for disqualification as an investment adviser, employee, officer or director of an investment company under Section 9 of the Investment Company Act; and
(r)    The tax representation certificate to be delivered by the Trust, on behalf of the Acquiring Fund, to Stradley Ronon Stevens & Young, LLP at the Closing pursuant to Paragraph 6.3 (the “Acquiring Fund Tax Representation Certificate”) will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading.
5.    COVENANTS OF THE FUNDS
The Acquired Fund and the Acquiring Fund, respectively, hereby further covenant as follows:

5.1    The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired by the Acquired Fund for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement;
5.2    The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requires concerning the beneficial ownership of the Acquired Fund Shares.
5.3    Subject to the provisions of this Agreement, each Fund will take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by this Agreement;
5.4    The Acquired Fund shall furnish to the Acquiring Fund on the Closing Date a statement of assets and liabilities of the Acquired Fund (“Statement of Assets and Liabilities”) as of the Closing Date setting forth the NAV (as computed pursuant to Paragraph 2.1) of the Acquired Fund as of the Valuation Time, which statement shall be prepared in accordance with GAAP consistently applied and certified by the Trust’s Treasurer or Assistant Treasurer. As promptly as practicable, but in any case within 30 days after the Closing Date, the Trust, on behalf of the Acquired Fund, shall furnish to the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement, which statement will be certified by the Treasurer of the Trust, of (i) the earnings and profits of the Acquired Fund for federal income tax purposes, (ii) any capital loss carryovers and other items that will be carried over to the Acquiring Fund under the Code, (iii) the respective tax basis and holding period of all investments to be transferred by the Acquired Fund to the Acquiring Fund, and (iv) a copy (which may be in electronic form) of the shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with the Acquired Fund with respect to each shareholder, for all of the shareholders of record of the Acquired Fund as of the close of business on the Closing Date, who are to become holders of the Acquiring Fund as a result of the transfer of Assets.
5.5    Neither Fund shall take any action that is inconsistent with the representations set forth herein or, with respect to the Acquired Fund or Trust, in the Acquired Fund Tax Representation Certificate and, with respect to the Acquiring Fund or Trust, in the Acquiring Fund Tax Representation Certificate. Unless otherwise required pursuant to a “determination” within the meaning of Section 1313(a) of the Code, the parties hereto shall treat and report the transactions contemplated hereby as a reorganization within the meaning of Section 368(a) of the Code and shall not take any position inconsistent with such treatment.
5.6    The Trust, on behalf of the Acquired Fund, shall deliver to the Acquiring Fund copies of: (1) the federal, state and local income Tax Returns filed by or on behalf of the Acquired Fund (including its predecessor fund, if any) for the prior three (3) taxable years; and (2) any of the following that have been issued to or for the benefit of or that otherwise affect the Acquired Fund and which have continuing relevance: (a) rulings, determinations, holdings or opinions issued by any federal, state, local or foreign tax authority and (b) legal or Tax opinions.
6.    CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND
The obligations of the Acquired Fund to complete the transactions provided for herein shall be, at its election, subject to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions, unless waived by the Acquired Fund in writing:
6.1    All representations and warranties by the Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;
6.2    The Trust shall have delivered on the Closing Date a certificate, on behalf of the Acquiring Fund, executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Trust, on behalf of the Acquired Fund, and dated as of the Closing Date, to the effect that the representations and warranties of the Trust made in this Agreement on behalf of the Acquiring Fund are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, that each of the conditions to Closing in this Article 6 has been met, and as to such other matters as the Trust, on behalf of the Acquired Fund, shall reasonably request;
6.3    The Trust, on its own behalf and on behalf of the Acquiring Fund, shall have delivered to Stradley Ronon Stevens & Young, LLP an Acquiring Fund Tax Representation Certificate, satisfactory to Stradley Ronon Stevens & Young, LLP, in a form acceptable to the Trust, concerning certain tax-related matters; and
6.4    With respect to the Acquiring Fund, the Board shall have determined that the Reorganization is in the best interests of the Acquiring Fund and, based upon such determination, shall have approved this Agreement and the transactions contemplated hereby.

7.    CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND
The obligations of the Acquiring Fund to complete the transactions provided for herein shall be, at its election, subject to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions, unless waived by the Acquiring Fund in writing:
7.1    All representations and warranties of the Trust, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;
7.2    The Trust shall have delivered to the Acquiring Fund the Statement of Assets and Liabilities of the Acquired Fund pursuant to Paragraph 5.4, together with a list of its portfolio securities showing the federal income tax bases and holding periods of such securities, as of the Closing Date, certified by the Trust’s Treasurer or Assistant Treasurer;
7.3    The Trust shall have delivered to the Trust, on behalf of the Acquiring Fund, on the Closing Date a certificate of the Trust, on behalf of the Acquired Fund, executed in its name by its President or Vice President and a Treasurer or Assistant Treasurer, in form and substance reasonably satisfactory to the Trust, on behalf of the Acquiring Fund, and dated as of the Closing Date, to the effect that the representations and warranties of the Trust made in this Agreement on behalf of the Acquired Fund are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, that each of the conditions to Closing in this Article 7 has been met, and as to such other matters as the Trust, on behalf of the Acquiring Fund, shall reasonably request;
7.4    The Trust, on its own behalf and on behalf of the Acquired Fund, shall have delivered to Stradley Ronon Stevens & Young, LLP an Acquired Fund Tax Representation Certificate, satisfactory to Stradley Ronon Stevens & Young, LLP, in a form acceptable to the Trust, concerning certain tax-related matters; and
7.5    With respect to the Acquired Fund, the Board shall have determined that the Reorganization is in the best interests of the Acquired Fund and, based upon such determination, shall have approved this Agreement and the transactions contemplated hereby.
8.    FURTHER CONDITIONS PRECEDENT
If any of the conditions set forth below does not exist on or before the Closing Date with respect to either party hereto, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:
8.1    On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;
8.2    All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities) deemed necessary by either party hereto to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of either party hereto, provided that either party may waive any such conditions for itself;
8.3    The registration statement on Form N-14 filed in connection with this Agreement shall have become effective under the Securities Act and no stop order suspending the effectiveness of the registration statement shall have been issued and, to the knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the Securities Act;
8.4    The parties shall have received an opinion of Stradley Ronon Stevens & Young, LLP, satisfactory to the Trust and subject to customary assumptions and qualifications, substantially to the effect that, based upon certain facts, assumptions and representations, and upon certifications contained in the Acquiring Fund Tax Representation Certificate and the Acquired Fund Tax Representation Certificate, for federal income tax purposes (i) the acquisition by the Acquiring Fund of substantially all of the assets of the Acquired Fund, as provided for in this Agreement, in exchange for Acquiring Fund shares and cash in lieu of fractional shares, if any, and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, followed by the distribution by the Acquired Fund to its shareholders of the Acquiring Fund shares and cash in lieu of fractional shares, if any, in complete liquidation of the Acquired Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Acquired Fund and the Acquiring Fund each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by the Acquired Fund upon the transfer of substantially all of its assets to, and assumption of its liabilities by, the Acquiring Fund in exchange solely for Acquiring Fund shares pursuant to Section 361(a) and Section 357(a) of the Code; (iii) no gain or loss will be recognized by the Acquiring Fund upon the receipt by it of substantially all of the assets of the Acquired Fund in exchange solely for the assumption of the liabilities of the Acquired Fund and issuance of the Acquiring Fund shares pursuant to Section 1032(a) of the Code; (iv) no gain or loss will be recognized by the Acquired Fund upon the distribution of the Acquiring Fund shares by the Acquired Fund to its shareholders in complete liquidation (in pursuance of this Agreement) pursuant to Section 361(c)(1) of the Code; (v) the tax basis of the assets of the Acquired Fund received by the Acquiring Fund will be the same as the tax basis of such assets in the hands of the Acquired Fund immediately prior to the transfer pursuant to Section 362(b) of the Code; (vi) the holding periods of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Acquired Fund pursuant to Section 1223(2) of the Code; (vii) no gain or loss will be recognized by the shareholders of the Acquired Fund upon the exchange of all of their Acquired Fund shares, except with respect to cash in lieu of fractional shares, if any, for the Acquiring Fund shares pursuant to Section 354(a) of the Code; (viii) the aggregate tax basis of the Acquiring Fund shares to be received by each shareholder of the Acquired Fund will be the same as the aggregate tax basis of Acquired Fund shares exchanged therefor pursuant to Section 358(a)(1) of the Code; (ix) the holding period of Acquiring Fund shares received by a shareholder of the Acquired Fund will include the holding period of the Acquired Fund shares exchanged therefor, provided that the shareholder held Acquired Fund shares as a capital asset on the date of the exchange pursuant to Section 1223(1) of the Code; (x) for purposes of Section 381 of the Code, the Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the Treasury Regulations, the items of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury Regulations thereunder. Notwithstanding anything in this Agreement to the contrary, neither the Acquired Fund nor the Acquiring Fund may waive the condition set forth in this Paragraph 8.4; and
8.5    The Trust, on behalf of the Acquired Fund, shall have distributed to the Acquired Fund Shareholders, in a distribution or distributions qualifying for the deduction for dividends paid under Section 561 of the Code, all of the Acquired Fund’s investment company taxable income (as defined in Section 852(b)(2) of the Code determined without regard to Section 852(b)(2)(D) of the Code) for its taxable year ending on the Closing Date, all of the excess of (i) its interest income excludable from gross income under Section 103(a) of the Code over (ii) its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ending on the Closing Date, and all of its net capital gain (as such term is used in Sections 852(b)(3)(A) and (C) of the Code), after reduction by any available capital loss carryforward, for its taxable year ending on the Closing Date.
9.    BROKERAGE FEES AND EXPENSES
9.1    Each party hereto represents and warrants to the other party hereto that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.
9.2    The parties have been informed by the Adviser that it will pay all of the expenses incurred in connection with the Reorganization (including, but not limited to, the preparation of the registration statement on Form N-14). Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code or would prevent the Reorganization from qualifying as a tax-free reorganization.

10    ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES
10.1    The Trust acknowledges that neither party has made any representation, warranty or covenant not set forth herein or referred to in Paragraphs 4.1 or 4.2 hereof and that this Agreement constitutes the entire agreement between the parties.
10.2    The covenants to be performed after the Closing by the Trust shall survive the Closing. The representations and warranties and all other covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.
11.    TERMINATION
11.1    This Agreement may be terminated by the Trust. In addition, either party may at its option terminate this Agreement at or prior to the Closing Date:
(a)    by resolution of the Board if circumstances should develop that, in the good faith opinion of the Board, make proceeding with the Agreement not in the best interests of the Acquiring Fund’s shareholders; or
(b)    by resolution of the Board if circumstances should develop that, in the good faith opinion of the Board, make proceeding with the Agreement not in the best interests of the Acquired Fund’s shareholders.
11.2    In the event of any such termination, there shall be no liability for damages on the part of the Trust, the Acquiring Fund, or the Acquired Fund, or the trustees or officers of the Trust, but, subject to Paragraph 9.2, each party shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement.
12.    AMENDMENTS
This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Trust; provided that nothing contained in this Section 12 shall be construed to prohibit the parties from amending this Agreement to change the Closing Date.
13.    NOTICES
Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to the Trust at 605 Third Avenue, 43rd Floor, New York, NY 10158.
14.    HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT
14.1    The article headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.
14.2    This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.
14.3    This Agreement shall be governed by and construed in accordance with the internal laws of the State of Delaware, without giving effect to conflict of laws principles; provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.
14.4    This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by either party without the prior written consent of the other party hereto. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, or other entity, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

* * * * *

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as of the date first set forth above by its President or Vice President and attested by its Secretary or Assistant Secretary.

GLOBAL X FUNDS, on behalf of its series, Global X FTSE Nordic Region ETF
By: _____________________________________ Name: Title:
GLOBAL X FUNDS, on behalf of its series, Global X MSCI Norway ETF
By: _____________________________________ Name: Title:
Solely for purposes of Paragraph 9.2 of the Agreement: GLOBAL X MANAGEMENT COMPANY LLC
By:__________________________________ Name: Title:

EXHIBIT B
FINANCIAL HIGHLIGHTS

    The financial highlight tables below are intended to help you understand the Global X FTSE Nordic Region ETF’s and Global X MSCI Norway ETF’s financial performance for the past five fiscal years and are included in the Global X FTSE Nordic Region ETF’s prospectus and MSCI Norway ETF’s prospectus, which are each incorporated herein by reference. The fiscal year end for both the Global X FTSE Nordic Region ETF and the Global X MSCI Norway ETF is October 31.

    Information has been audited (except the semi-annual information) by PricewaterhouseCoopers LLP, whose report, along with the Funds’ financial statements, is included in the Trust’s annual reports, which are available upon request.

Global X MSCI Norway ETF

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Net Investment Income to Average Net Assets (%)	Portfolio Turnover (%) ††
Global X MSCI Norway ETF													
2021 (unaudited)	9.59	0.19	4.81	5.00	(0.13)	—	(0.13)	14.46	52.37	45,533	0.50†	3.05†	5.14
2020	11.69	0.20	(2.09)	(1.89)	(0.21)	—	(0.21)	9.59	(16.32)	33,570	0.50	1.92	8.38
2019	13.97	0.42	(1.80)	(1.38)	(0.90)	—	(0.90)	11.69	(9.77)	78,323	0.50	3.36	9.63
2018	13.50	0.37	0.48	0.85	(0.38)	—	(0.38)	13.97	6.47	163,471	0.50	2.64	9.55
2017	11.07	0.41	2.34	2.75	(0.32)	—	(0.32)	13.50	25.53	164,736	0.50	3.41	9.53
2016	10.75	0.35	0.34	0.69	(0.37)	—	(0.37)	11.07	6.86	113,997	0.50	3.39	16.62

* *Per share data calculated using average shares method.*

** *Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.*

† *Annualized.*

†† *Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.*

Amounts designated as "—" are $0 or have been rounded to $0.

PART B
STATEMENT OF ADDITIONAL INFORMATION
[ , 2021]

GLOBAL X FUNDS
605 3rd Avenue, 43rd Floor
New York, NY 10158
(212) 644-6440
https://www.globalxetfs.com

Global X MSCI Norway ETF (NYSE Arca: NORW)

By and in exchange for shares of the

Global X FTSE Nordic Region ETF (NYSE Arca: GXF)

    This Statement of Additional Information (“SAI”) relates to the [ , 2021] Prospectus/Information Statement (the “Prospectus/Information Statement”) which describes a reorganization (the “Reorganization”) of the Global X MSCI Norway ETF (the “Acquired Fund”) into the Global X FTSE Nordic Region ETF (the “Acquiring Fund”). Both the Acquired Fund and the Acquiring Fund are series of Global X Funds (the “Trust”). As a result of the Reorganization, Acquired Fund shareholders will be issued shares of the Acquiring Fund (“Acquiring Fund Shares”).

    This SAI, which is not a prospectus, supplements and should be read in conjunction with the Prospectus/Information Statement relating to the Reorganization. A copy of the Prospectus/Information Statement may be obtained upon request and without charge by calling the Trust at 1-888-493-8631.

    Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus/Information Statement. The Reorganization will occur in accordance with the terms of the Agreement and Plan of Reorganization (the “Agreement”), which is included as Exhibit A to the Prospectus/Information Statement.

1

Table of Contents

GENERAL INFORMATION    3
INCORPORATION OF DOCUMENTS BY REFERENCE INTO THE SAI    3
PRO FORMA FINANCIAL INFORMATION    3

2

General Information

     This SAI relates to (1) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund solely in exchange for (A) the issuance of full shares of beneficial interest of the Acquiring Fund (collectively, the “Acquiring Fund Shares” and each, an “Acquiring Fund Share”) to the Acquired Fund as well as cash equal in value to fractional shares of the Acquiring Fund otherwise resulting from the Reorganization and (B) the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund on the closing date of the Reorganization (the “Closing Date”), and (2) the distribution by the Acquired Fund, on or promptly after the Closing Date as provided in the Agreement, of the Acquiring Fund Shares (and cash in lieu of fractional shares, if any) to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund.. The Reorganization is currently expected to occur on or around [ , 2021]. Further information is included in the Prospectus/Information Statement and in the documents, listed below, that are incorporated by reference into this SAI.

Incorporation of Documents by Reference into the SAI

    This SAI incorporates by reference the following documents, which have each been filed with the U.S. Securities and Exchange Commission and will be sent to any shareholder requesting this SAI:

1.    Statement of Additional Information, dated March 1, 2021, as revised and supplemented to date, with respect to the Acquired Fund and Acquiring Fund (previously filed on EDGAR, Accession No. 0001432353-21-000036).

2.    The audited financial statements included in the Global X Annual Report to Shareholders for the fiscal period ended October 31, 2020, with respect to the Acquired Fund and the Acquiring Fund (filed via EDGAR on January 12, 2021, Accession No. 0001135428-21-000016).

3.    The unaudited financial statements included in the Global X Semi-Annual Report to Shareholders for the fiscal period ended April 30, 2021, with respect to the Acquired Fund and the Acquiring Fund (filed via EDGAR on July 8, 2021, Accession No. 0001135428-21-000070).

PRO FORMA FINANCIAL INFORMATION

    The financial highlight tables are intended to help you understand the financial performance of the Acquired Fund and the Acquiring Fund for the past five fiscal years and are included in the Acquiring Fund’s prospectus and Acquired Fund’s prospectus which are each incorporated herein by reference. The Acquiring Fund’s prospectus also accompanies this Prospectus/Information Statement. The pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated. These pro forma numbers have been estimated in good faith based on information regarding the Acquiring Fund and the Acquired Fund for the twelve-month period ended April 30, 2021. The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Funds, which are available in their respective annual and semi-annual shareholder reports.

Narrative Description of the Pro Forma Effects of the Reorganization

    The unaudited pro forma information for the twelve-month period ended April 30, 2021, has been prepared to give effect to the proposed Reorganization pursuant to the Agreement as if it had been consummated on May 1, 2020.

Basis of Pro Forma Financial Information

On August 4, 2021, the Board approved the Agreement by which the Acquired Fund will transfer all of its assets to the Acquiring Fund in exchange for Acquiring Fund Shares and the Acquiring Fund will assume all of the liabilities of the Acquired Fund. The Acquiring Fund will issue Acquiring Fund Shares with an aggregate net asset value equal to the aggregate value of the net assets that it receives from the Acquired Fund, as determined pursuant to the terms of the Agreement. All Acquiring Fund Shares delivered to the Acquired Fund will be delivered at net asset value without a sales load, commission or other similar fee being imposed. Immediately following the transfer, the Acquiring Fund Shares received by the Acquired Fund will be distributed pro rata, on what is expected to be a tax-free basis for U.S. federal income tax purposes, to the
1

shareholders of the Acquired Fund, except for any gain or loss that may result from the receipt of cash in lieu of fractional shares, in proportion to their holdings of shares of the Acquired Fund.

    Under U.S. generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity, and the results of operations of the surviving fund for pre-organization periods will not be restated. The Acquiring Fund will be the accounting survivor of the Reorganization for financial statement purposes.

Table 1 – Acquired Fund’s and Acquiring Fund’s Net Assets as of April 30, 2021

    The Table below shows the net assets of the Acquired Fund, the Acquiring Fund, and the pro forma combined net assets assuming the Reorganization was completed as of May 1, 2020.

Acquired Fund Net Assets	Acquiring Fund Net Assets	Pro Forma Combined Net Assets after Reorganization with Acquired Fund
$45,533,406.02	$34,940,644.74	$80,474,050.76

Table 2 – Pro Forma Adjustments

    The table below reflects needed adjustments to expenses of the pro forma combined fund as if the Reorganization had taken place on May 1, 2020. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Acquired Fund and Acquiring Fund, and have been prepared in accordance with U.S. generally accepted accounting principles, which require management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

Expense Category[1]	Increase (decrease) in expense in dollars	Increase (decrease) in expense in basis points
Investment advisory fees	0	0
Distribution and/or service fees	N/A	N/A
Professional fees	N/A	N/A
Trustee fees	N/A	N/A
1 The funds bear no distribution or service fees, and professional fees and trustee fees are borne by Global X in return for the unitary fee charged to the Funds.

Accounting Policy

    No significant accounting policies will change as a result of the Reorganization, specifically, policies regarding valuation of portfolio securities of Subchapter M of the Internal Revenue Code of 1986, as amended. In addition, aside from terminating the Acquiring Fund’s index contract with FTSE International Limited and revising the Acquiring Fund’s existing contracts to reflect the Acquiring Fund’s name change, the Reorganization will not require any changes to the Acquiring Fund’s existing contracts.

Reorganization Costs

    The cost of the Reorganization, including any costs directly associated with preparing, filing, printing and distributing to the shareholders of the Acquired Fund all materials relating to the Reorganization as well as the conversion costs associated with the Reorganization (including brokerage costs), will be borne by Global X.

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PART C

OTHER INFORMATION

ITEM 15.  INDEMNIFICATION:

Section 3 of Article VII of the Registrant’s Declaration of Trust filed as Exhibit (a)(2) to the Registrant’s Registration Statement provides that, subject to the exceptions and limitations contained in the By-Laws, each Trustee or officer of the Registrant (“Covered Person”) shall be indemnified by the Registrant to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with the defense of any proceeding in which he or she becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer of the Trust and against amounts paid or incurred by him or her in the settlement thereof; and that expenses in connection with the defense of any proceeding of the character described above shall be advanced by the Trust to the Covered Person from time to time prior to final disposition of such proceeding to the fullest extent permitted by law. No indemnification shall be provided hereunder to a Covered Person who shall have been adjudicated by a court or body before which the proceeding was brought (i) to be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (ii) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Registrant.

The Registrant’s financial obligations arising from the indemnification provided herein or in the By-Laws may be insured by policies maintained by the Registrant, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person as to acts or omissions as a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Registrant’s personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

Expenses in connection with the defense of any proceeding of the character described in paragraph (a) of Section 3 may be advanced by the Registrant (or its series) from time to time prior to final disposition of the proceeding upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Registrant (or series) if it is ultimately determined that he is not entitled to indemnification under Section 3; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Registrant is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are neither “interested persons” of the Registrant nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under Section 3.

Section 2 of Article VII of the Registrant’s By-Laws filed as Exhibit (b) to the Registrant’s Registration Statement further provides that, with respect to indemnification of the Trustees and officers, the Registrant shall, subject to certain exceptions and limitations, indemnify its Trustees and officers to the fullest extent consistent with state law and the 1940 Act. Without limitation of the foregoing, the Registrant shall indemnify each person who was or is a party or is threatened to be made a party to any proceedings, by reason of alleged acts or omissions within the scope of his or her service as a Trustee or officer of the Registrant, against judgments, fines, penalties, settlements and reasonable expenses (including attorneys’ fees) actually incurred by him or her in connection with such proceeding to the maximum extent consistent with state law and the 1940 Act. The Registrant may, to the fullest extent consistent with law, indemnify each person who is serving or has served at the request of the Registrant as a director, officer, partner, trustee, employee, agent or fiduciary of another domestic or foreign corporation, partnership, joint venture, trust, other enterprise or employee benefit plan (“Other Position”) and who was or is a party or is threatened to be made a party to any proceeding by reason of alleged acts or omissions while acting within the scope of his or her service in such Other Position, against judgments, fines, settlements and reasonable expenses (including attorneys’ fees) actually incurred by him or her in connection with such proceeding to the maximum extent consistent with state law and the 1940 Act. The indemnification and other rights provided by Article VII shall continue as to a person who has ceased to be a Trustee or officer of the Registrant. In no event will any revision, amendment or change to the By-Laws affect in any manner the rights of any Trustee or officer of the Trust to receive indemnification by the Trust against all liabilities and expenses
2

reasonably incurred or paid by the Trustee or officer in connection with any proceeding in which the Trustee or officer becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer of the Trust (including any amount paid or incurred by the Trustee or officer in the settlement of such proceeding) with respect to any act or omission of such Trustee or officer that occurred or is alleged to have occurred prior to the time such revision, amendment or change to the By-Laws is made.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1940 Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue.

Section 7 of Article III of the Registrant’s Declaration of Trust, filed as Exhibit (a)(2) to the Registrant’s Registration Statement, also provides for the indemnification of shareholders of the Registrant. Section 7 states as follows:

If any Shareholder or former Shareholder of any Series shall be held to be personally liable solely by reason of a claim or demand relating to such Person being or having been a Shareholder, and not because of such Person’s acts or omissions, the Shareholder or former Shareholder (or such Person’s heirs, executors, administrators, or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified against all loss and expense arising from such claim or demand, but only out of the assets held with respect to the particular Series of Shares of which such Person is or was a Shareholder and from or in relation to which such liability arose. The Trust, on behalf of the applicable Series, may, at its option, assume the defense of any such claim made against such Shareholder. Neither the Trust nor the applicable Series shall be responsible for satisfying any obligation arising from such a claim that has been settled by the Shareholder without the prior written notice to, and consent of, the Trust.

ITEM 16. EXHIBITS

(1)	(a)	Certificate of Trust dated as of March 6, 2008. 1/
	(b)	Declaration of Trust. 2/
	(c)	Amended and Restated Schedule A to the Declaration of Trust dated December 5, 2008. 4/
	(d)	Amended and Restated Schedule A to the Declaration of Trust dated September 18, 2009. 5/
	(e)	Amended and Restated Schedule A to the Declaration of Trust dated April 6, 2010. 7/
	(f)	Amended and Restated Schedule A to the Declaration of Trust dated June 9, 2010. 8/
	(g)	Amended and Restated Schedule A to the Declaration of Trust dated August 27, 2010. 9/
	(h)	Amended and Restated Schedule A to the Declaration of Trust dated November 17, 2010. 10/
	(i)	Amended and Restated Schedule A to the Declaration of Trust dated February 25, 2011. 11/
	(j)	Amended and Restated Schedule A to the Declaration of Trust dated May 11, 2011. 12/
	(k)	Amended and Restated Schedule A to the Declaration of Trust dated August 19, 2011. 13/
	(l)	Amended and Restated Schedule A to the Declaration of Trust dated November 11, 2011. 14/
	(m)	Amended and Restated Schedule A to the Declaration of Trust dated February 24, 2012. 18/
	(n)	Amended and Restated Schedule A to the Declaration of Trust dated May 25, 2012. 19/
	(o)	Amended and Restated Schedule A to the Declaration of Trust dated August 24, 2012. 20/
	(p)	Amended and Restated Schedule A to the Declaration of Trust dated November 16, 2012. 21/
	(q)	Amended and Restated Schedule A to the Declaration of Trust dated February 22, 2013. 22/
	(r)	Amended and Restated Schedule A to the Declaration of Trust dated October 28, 2013. 24/
3

	(s)	Amended and Restated Schedule A to the Declaration of Trust dated November 15, 2013. 25/
	(t)	Amended and Restated Schedule A to the Declaration of Trust dated September 5, 2014. 27/
	(u)	Amended and Restated Schedule A to the Declaration of Trust dated November 14, 2014. 30/
	(v)	Amended and Restated Schedule A to the Declaration of Trust dated March 10, 2015. 31/
	(w)	Amended and Restated Schedule A to the Declaration of Trust dated April 21, 2015. 32/
	(x)	Amended and Restated Schedule A to the Declaration of Trust dated May 29, 2015. 33/
	(y)	Amended and Restated Schedule A to the Declaration of Trust dated September 11, 2015. 34/
	(z)	Amended and Restated Schedule A to the Declaration of Trust dated November 13, 2015. 34/
	(aa)	Amended and Restated Schedule A to the Declaration of Trust dated February 26, 2016. 34/
	(bb)	Amended and Restated Schedule A to the Declaration of Trust dated April 19, 2016. 35/
	(cc)	Amended and Restated Schedule A to the Declaration of Trust dated September 9, 2016. 36/
	(dd)	Amended and Restated Schedule A to the Declaration of Trust dated February 24, 2017. 37/
	(ee)	Amended and Restated Schedule A to the Declaration of Trust dated September 20, 2017. 38/
	(ff)	Amended and Restated Schedule A to the Declaration of Trust dated February 23, 2018. 39/
	(gg)	Amended and Restated Schedule A to the Declaration of Trust dated May 23, 2018. 40/
	(hh)	Amended and Restated Schedule A to the Declaration of Trust dated September 13, 2018. 43/
	(ii)	Amended and Restated Schedule A to the Declaration of Trust dated November 13, 2018. 44/
	(jj)	Amended and Restated Schedule A to the Declaration of Trust dated June 13, 2019. 48/
	(kk)	Amended and Restated Schedule A to the Declaration of Trust dated as of February 18, 2020. 54/
	(ll)	Amended and Restated Schedule A to the Declaration of Trust dated as of July 23, 2020. 56/
	(mm)	Amended and Restated Schedule A to the Declaration of Trust dated as of November 11, 2020. 61/
	(nn)	Amended and Restated Schedule A to the Declaration of Trust dated as of November 11, 2020. 62/
	(oo)	Amended and Restated Schedule A to the Declaration of Trust dated as of March 24, 2021. 65/
	(pp)	Amended and Restated Schedule A to the Declaration of Trust dated as of May 21, 2021. 66/
(2)	(a)	By-Laws of the Registrant. 2/
	(b)	Form of Amendment to By-Laws of the Registrant. 51/
(3)		Not applicable.
(4)		Form of Agreement and Plan of Reorganization is filed herewith as Exhibit A to the Prospectus/Information Statement.
(5)		Instruments Defining Rights of Security Holders, reference is made to: Article III, V, VI and VIII of the Declaration of Trust; Article III and VIII of the By-Laws; and Part B Statement of Additional Information
(6)	(a)	Investment Advisory Agreement. 42/
	(b)	Interim Investment Advisory Agreement. 42/
	(c)	Amended and Restated Exhibit A to the Investment Advisory Agreement dated September 13, 2018. 43/
	(d)	Amended and Restated Exhibit A to the Investment Advisory Agreement dated November 13, 2018. 44/
	(e)	Amended and Restated Exhibit A to the Investment Advisory Agreement dated March 1, 2019. 44/
	(f)	Amended and Restated Exhibit A to the Investment Advisory Agreement dated June 13, 2019. 48/
	(g)	Amended and Restated Exhibit A to the Investment Advisory Agreement dated September 13, 2019. 49/
	(h)	Amended and Restated Exhibit A to the Investment Advisory Agreement dated November 15, 2019. 51/
	(i)	Amended and Restated Exhibit A to the Investment Advisory Agreement dated February 18, 2020. 54/
	(j)	Amended and Restated Exhibit A to the Investment Advisory Agreement dated July 23, 2020. 56/
4

	(k)	Amended and Restated Exhibit A to the Investment Advisory Agreement dated November 11, 2020. 63/
	(l)	Amended and Restated Exhibit A to the Investment Advisory Agreement dated February 22, 2021. 64/
	(m)	Amended and Restated Exhibit A to the Investment Advisory Agreement dated February 26, 2021. 65/
	(n)	Amended and Restated Exhibit A to the Investment Advisory Agreement dated May 21, 2021. 66/
	(o)	Sub-Advisory Agreement between Global X Funds and Mirae Asset Global Investments (USA) LLC. dated May 14, 2020. 54/
	(p)	Sub-Advisory Agreement between Global X Funds and Mirae Asset Global Investments (Hong Kong) Limited dated November 11, 2020. 63/
(7)	(a)	Form of Distribution Agreement. 2/
	(b)	Form of Authorized Participant Agreement. 3/
	(c)	Amendment Number One to the Distribution Agreement. 5/
	(d)	Amendment Number Two to the Distribution Agreement. 7/
	(e)	Amendment Number Three to the Distribution Agreement. 8/
	(f)	Amendment Number Four to the Distribution Agreement. 9/
	(g)	Amendment Number Five to the Distribution Agreement. 49/
	(h)	Amendment Number Six to the Distribution Agreement. 57/
(8)		Not Applicable.
(9)	(a)	Form of Custodian Agreement. 2/
	(b)	Amendment to the Custodian Agreement. 5/
	(c)	Amendment to the Custodian Agreement. 7/
	(d)	Amendment to the Custodian Agreement. 8/
	(e)	Amendment to the Custodian Agreement. 9/
	(f)	Amendment to the Custodian Agreement. 10/
	(g)	Amendment to the Custodian Agreement. 11/
	(h)	Amendment to the Custodian Agreement. 12/
	(i)	Amendment to the Custodian Agreement. 13/
	(j)	Amendment to the Custodian Agreement. 14/
	(k)	Amendment to the Custodian Agreement. 15/
	(l)	Amendment to the Custodian Agreement. 18/
	(m)	Amendment to the Custodian Agreement. 19/
	(n)	Amendment to the Custodian Agreement. 20/
	(o)	Amendment to the Custodian Agreement. 21/
	(p)	Amendment to the Custodian Agreement. 22/
	(q)	Amendment to the Custodian Agreement. 24/
	(r)	Amendment to the Custodian Agreement. 25/
	(s)	Amendment to the Custodian Agreement. 27/
	(t)	Amendment to the Custodian Agreement (as of November 14, 2014). 31/
	(u)	Amendment to the Custodian Agreement (as of March 10, 2015). 31/
	(v)	Amendment to the Custodian Agreement (as of April 21, 2015). 32/
	(w)	Amendment to the Custodian Agreement (as of May 29, 2015). 33/
	(x)	Amendment to the Custodian Agreement (as of September 11, 2015). 34/
5

	(y)	Amendment to the Custodian Agreement (as of November 13, 2015). 34/
	(z)	Amendment to the Custodian Agreement (as of February 26, 2016). 34/
	(aa)	Amendment to the Custodian Agreement (as of April 19, 2016). 35/
	(bb)	Amendment to the Custodian Agreement (as of September 9, 2016). 36/
	(cc)	Amendment to the Custodian Agreement (as of February 24, 2017). 37/
	(dd)	Amendment to the Custodian Agreement (as of July 19, 2017). 67/
	(ee)	Amendment to the Custodian Agreement (as of September 20, 2017). 38/
	(ff)	Amendment to the Custodian Agreement (as of February 23, 2018). 39/
	(gg)	Amendment to the Custodian Agreement (as of May 23, 2018). 40/
	(hh)	Amendment to the Custodian Agreement (as of September 13, 2018). 43/
	(ii)	Amendment to the Custodian Agreement (as of November 13, 2018). 44/
	(jj)	Amendment to the Custodian Agreement (as of June 13, 2019). 48/
	(kk)	Amendment to the Custodian Agreement (as of August 16, 2019). 48/
	(ll)	Amendment to the Custodian Agreement (as of October 24, 2019). 51/
	(mm)	Amendment to the Custodian Agreement (as of February 18, 2020). 54/
	(nn)	Amendment to the Custodian Agreement (as of July 23, 2020). 56/
	(oo)	Amendment to the Custodian Agreement (as of November 11, 2020). 62/
	(pp)	Amendment to the Custodian Agreement (as of February 26, 2021). 65/
	(qq)	Amendment to the Custodian Agreement (as of May 21, 2021). 66/
(10)	(a)	Form of Distribution and Service Plan. 3/
	(b)	Amended and Restated Schedule A to the Distribution and Service Plan. 5/
	(c)	Amended and Restated Schedule A to the Distribution and Service Plan. 8/
	(d)	Amended and Restated Schedule A to the Distribution and Service Plan. 9/
	(e)	Amended and Restated Schedule A to the Distribution and Service Plan. 10/
	(f)	Amended and Restated Schedule A to the Distribution and Service Plan. 11/
	(g)	Amended and Restated Schedule A to the Distribution and Service Plan. 12/
	(h)	Amended and Restated Schedule A to the Distribution and Service Plan. 13/
	(i)	Amended and Restated Schedule A to the Distribution and Service Plan. 18/
	(j)	Amended and Restated Schedule A to the Distribution and Service Plan. 19/
	(k)	Amended and Restated Schedule A to the Distribution and Service Plan. 20/
	(l)	Amended and Restated Schedule A to the Distribution and Service Plan. 21/
	(m)	Amended and Restated Schedule A to the Distribution and Service Plan. 22/
	(n)	Amended and Restated Schedule A to the Distribution and Service Plan. 24/
	(o)	Amended and Restated Schedule A to the Distribution and Service Plan. 25/
	(p)	Amended and Restated Schedule A to the Distribution and Service Plan. 27/
	(q)	Amended and Restated Schedule A to the Distribution and Service Plan (as of November 14, 2014). 31/
	(r)	Amended and Restated Schedule A to the Distribution and Service Plan (as of March 10, 2015). 31/
	(s)	Amended and Restated Schedule A to the Distribution and Service Plan (as of April 21, 2015). 32/
	(t)	Amended and Restated Schedule A to the Distribution and Service Plan (as of May 29, 2015). 33/
	(u)	Amended and Restated Schedule A to the Distribution and Service Plan (as of September 11, 2015). 34/
	(v)	Amended and Restated Schedule A to the Distribution and Service Plan (as of November 13, 2015). 34/
6

	(w)	Amended and Restated Schedule A to the Distribution and Service Plan (as of February 26, 2016). 34/
	(x)	Amended and Restated Schedule A to the Distribution and Service Plan (as of April 19, 2016). 35/
	(y)	Amended and Restated Schedule A to the Distribution and Service Plan (as of September 9, 2016). 36/
	(z)	Amended and Restated Schedule A to the Distribution and Service Plan (as of February 24, 2017). 37/
	(aa)	Amended and Restated Schedule A to the Distribution and Service Plan (as of September 20, 2017). 38/
	(bb)	Amended and Restated Schedule A to the Distribution and Service Plan (as of February 23, 2018). 39/
	(cc)	Amended and Restated Schedule A to the Distribution and Service Plan (as of May 23, 2018). 40/
	(dd)	Amended and Restated Schedule A to the Distribution and Service Plan (as of September 13, 2018). 43/
	(ee)	Amended and Restated Schedule A to the Distribution and Service Plan (as of November 13, 2018). 44/
	(ff)	Amended and Restated Schedule A to the Distribution and Service Plan (as of June 13, 2019). 48/
	(gg)	Amended and Restated Schedule A to the Distribution and Service Plan (as of February 18, 2020). 54/
	(hh)	Amended and Restated Schedule A to the Distribution and Service Plan (as of July 23, 2020). 56/
	(ii)	Amended and Restated Schedule A to the Distribution and Service Plan (as of November 11, 2020). 62/
	(jj)	Amended and Restated Schedule A to the Distribution and Service Plan (as of February 26, 2021). 65/
	(kk)	Amended and Restated Schedule A to the Distribution and Service Plan (as of May 21, 2021). 66/
(11)		Opinion and Consent of Stradley Ronon Stevens & Young, LLP. *
(12)		Opinion and Consent of Stradley Ronon Stevens & Young LLP regarding tax matters. **
(13)	(a)	Form of Transfer Agency Services Agreement. 2/
	(b)	Amendment to the Transfer Agency Services Agreement. 5/
	(c)	Amendment to the Transfer Agency Services Agreement. 7/
	(d)	Amendment to the Transfer Agency Services Agreement. 8/
	(e)	Amendment to the Transfer Agency Services Agreement. 9/
	(f)	Amendment to the Transfer Agency Services Agreement. 10/
	(g)	Amendment to the Transfer Agency Services Agreement. 11/
	(h)	Amendment to the Transfer Agency Services Agreement. 12/
	(i)	Amendment to the Transfer Agency Services Agreement. 13/
	(j)	Amendment to the Transfer Agency Services Agreement. 14/
	(k)	Amendment to the Transfer Agency Services Agreement. 15/
	(l)	Amendment to the Transfer Agency Services Agreement. 18/
	(m)	Amendment to the Transfer Agency Services Agreement. 19/
	(n)	Amendment to the Transfer Agency Services Agreement. 20/
	(o)	Amendment to the Transfer Agency Services Agreement. 21/
	(p)	Amendment to the Transfer Agency Services Agreement. 22/
	(q)	Amendment to the Transfer Agency Services Agreement. 24/
	(r)	Amendment to the Transfer Agency Services Agreement. 25/
	(s)	Amendment to the Transfer Agency Services Agreement. 27/
	(t)	Amendment to the Transfer Agency Services Agreement (as of November 14, 2014). 31/
	(u)	Amendment to the Transfer Agency Services Agreement (as of March 10, 2015). 31/
	(v)	Amendment to the Transfer Agency Services Agreement (as of April 21, 2015). 32/
	(w)	Amendment to the Transfer Agency Services Agreement (as of May 29, 2015). 33/
7

(x)	Amendment to the Transfer Agency Services Agreement (as of September 11, 2015). 34/
(y)	Amendment to the Transfer Agency Services Agreement (as of November 13, 2015). 34/
(z)	Amendment to the Transfer Agency Services Agreement (as of February 26, 2016). 34/
(aa)	Amendment to the Transfer Agency Services Agreement (as of April 19, 2016). 35/
(bb)	Amendment to the Transfer Agency Services Agreement (as of September 9, 2016). 36/
(cc)	Amendment to the Transfer Agency Services Agreement (as of February 24, 2017). 37/
(dd)	Amendment to the Transfer Agency Services Agreement (as of July 19. 2017). 67/
(ee)	Amendment to the Transfer Agency Services Agreement (as of September 20, 2017). 38/
(ff)	Amendment to the Transfer Agency Services Agreement (as of February 23, 2018). 39/
(gg)	Amendment to the Transfer Agency Services Agreement (as of May 23, 2018). 40/
(hh)	Amendment to the Transfer Agency Services Agreement (as of September 13, 2018). 43/
(ii)	Amendment to the Transfer Agency Services Agreement (as of November 13, 2018). 44/
(jj)	Amendment to the Transfer Agency Services Agreement (as of June 13, 2019). 48/
(kk)	Amendment to the Transfer Agency Services Agreement (as of February 18, 2020). 54/
(ll)	Amendment to the Transfer Agency Services Agreement (as of July 23, 2020). 56/
(mm)	Amendment to the Transfer Agency Services Agreement (as of November 11, 2020). 62/
(nn)	Amendment to the Transfer Agency Services Agreement (as of February 26, 2021). 65/
(oo)	Amendment to the Transfer Agency Services Agreement (as of May 21, 2021). 66/
(pp)	Form of Administration Agreement. 2/
(qq)	Interim Supervision and Administration Agreement. 43/
(rr)	Amended and Restated Supervision and Administration Agreement dated July 2, 2018. 43/
(ss)	Amended and Restated Schedule A dated September 13, 2018 to the Amended and Restated Supervision and Administration Agreement. 43/
(tt)	Amended and Restated Schedule A dated November 13, 2018 to the Amended and Restated Supervision and Administration Agreement. 44/
(uu)	Amended and Restated Schedule A dated March 1, 2019 to the Amended and Restated Supervision and Administration Agreement. 44/
(vv)	Amended and Restated Schedule A dated April 1, 2019 to the Amended and Restated Supervision and Administration Agreement. 46/
(ww)	Amended and Restated Schedule A dated June 13, 2019 to the Amended and Restated Supervision and Administration Agreement. 48/
(xx)	Amended and Restated Schedule A dated September 13, 2019 to the Amended and Restated Supervision and Administration Agreement. 49/
(yy)	Amended and Restated Schedule A dated November 15, 2019 to the Amended and Restated Supervision and Administration Agreement. 51/
(zz)	Supervision and Administration Agreement with respect to the Global X Thematic Growth ETF dated September 25, 2019. 49/
(aaa)	Amended and Restated Schedule A dated February 18, 2020 to the Amended and Restated Supervision and Administration Agreement. 54/
(bbb)	Amended and Restated Schedule A dated April 1, 2020 to the Amended and Restated Supervision and Administration Agreement. 54/
8

(ccc)	Amended and Restated Schedule A dated July 23, 2020 to the Amended and Restated Supervision and Administration Agreement. 56/
(ddd)	Amended and Restated Schedule A dated November 11, 2020 to the Amended and Restated Supervision and Administration Agreement. 63/
(eee)	Amended and Restated Schedule A dated February 22, 2021 to the Amended and Restated Supervision and Administration Agreement. 64/
(fff)	Amended and Restated Schedule A dated March 24, 2021 to the Amended and Restated Supervision and Administration Agreement. 65/
(ggg)	Amended and Restated Schedule A dated May 21, 2021 to the Amended and Restated Supervision and Administration Agreement. 67/
(hhh)	Form of Sub-Administration Agreement. 53/
(iii)	Amendment Number One to Sub-Administration Agreement. 5/
(jjj)	Amendment Number Two to Sub-Administration Agreement. 7/
(kkk)	Amendment Number Eight to Sub-Administration Agreement. 13/
(lll)	Amendment Number Fifteen to Sub-Administration Agreement. 26/
(mmm)	Amendment Number Eighteen to Sub-Administration Agreement. 27/
(nnn)	Amendment Number Nineteen to Sub-Administration Agreement. 30/
(ooo)	Amendment Number Twenty to Sub-Administration Agreement. 31/
(ppp)	Amendment Number Twenty-One to Sub-Administration Agreement. 32/
(qqq)	Amendment Number Twenty-Two to Sub-Administration Agreement. 33/
(rrr)	Amendment Number Twenty-Three to Sub-Administration Agreement. 33/
(sss)	Amendment Number Twenty-Four to Sub-Administration Agreement. 34/
(ttt)	Amendment Number Twenty-Five to Sub-Administration Agreement. 34/
(uuu)	Amendment Number Twenty-Six to Sub-Administration Agreement. 34/
(vvv)	Amendment Number Twenty-Seven to Sub-Administration Agreement. 34/
(www)	Amendment Number Twenty-Eight to Sub-Administration Agreement. 35/
(xxx)	Amendment Number Twenty-Nine to Sub-Administration Agreement. 36/
(yyy)	Amendment Number Thirty to Sub-Administration Agreement. 36/
(zzz)	Amendment Number Thirty-One to Sub-Administration Agreement. 37/
(aaaa)	Amendment Number Thirty-Two to Sub-Administration Agreement. 38/
(bbbb)	Amendment Number Thirty-Three to Sub-Administration Agreement. 39/
(cccc)	Amendment Number Thirty-Four to Sub-Administration Agreement. 40/
(dddd)	Amendment Number Thirty-Five to Sub-Administration Agreement. 43/
(eeee)	Amendment Number Thirty-Six to Sub-Administration Agreement. 44/
(ffff)	Amendment Number Thirty-Seven to Sub-Administration Agreement. 48/
(gggg)	Amendment Number Thirty-Eight to Sub-Administration Agreement. 48/
(hhhh)	Amendment Number Thirty-Nine to Sub-Administration Agreement. 55/
(iiii)	Amendment Number Forty-One to Sub-Administration Agreement. 56/
9

	(jjjj)	Amendment Number Forty-Two to Sub-Administration Agreement (redacted). 57/
	(kkkk)	Amendment Number Forty-Three to Sub-Administration Agreement. 64/
	(llll)	Amendment Number Forty-Four to Sub-Administration Agreement. 65/
	(mmmm)	Amendment Number Forty-Five to Sub-Administration Agreement. 66/
	(nnnn)	Form of Sub-License Agreement. 3/
	(oooo)	Amended and Restated Schedules A and B to the Index Sub-License Agreement. 7/
	(pppp)	Amended and Restated Schedules A and B to the Index Sub-License Agreement. 8/
	(qqqq)	Amended and Restated Sub-License Agreement. 47/
	(rrrr)	Expense Limitation Agreement for Global X U.S. Infrastructure Development ETF. 39/
	(ssss)	Expense Limitation Agreement for Global X Longevity Thematic ETF. 39/
	(tttt)	Expense Limitation Agreement for Global X Health & Wellness Thematic ETF. 39/
	(uuuu)	Expense Limitation Agreement for Global X Millennials Thematic ETF. 39/
	(vvvv)	Expense Limitation Agreement for Global X DAX Germany ETF. 44/
	(wwww)	Expense Limitation Agreement for Global X Russell 2000 Covered Call ETF. 45/
	(xxxx)	Expense Limitation Agreement for Global X S&P 500® Quality Dividend ETF. 49/
	(yyyy)	Expense Limitation Agreement for Global X Cybersecurity ETF. 50/
	(zzzz)	Expense Limitation Agreement for Global X DAX Germany ETF. 51/
	(aaaaa)	Expense Limitation Agreement for Global X S&P 500 Covered Call ETF. 51/
	(bbbbb)	Expense Limitation Agreement for Global X Nasdaq 100 Covered Call ETF. 51/
	(ccccc)	Expense Limitation Agreement for Global X Russell 2000 Covered Call ETF. 51/
	(eeeee)	Expense Limitation Agreement for Global X Cybersecurity ETF. 53/
	(fffff)	Expense Limitation Agreement for Global X U.S. Preferred ETF. 53/
	(ggggg)	Expense Limitation Agreement for Global X S&P 500 Covered Call ETF. 60/
	(hhhhh)	Expense Limitation Agreement for Global X Russell 2000 Covered Call ETF. 64/
(14)		Consent of Independent Registered Public Accounting Firm *
(15)		Not applicable.
(16)		Powers of Attorney. *
(17)	(a)	Code of Ethics of Global X Funds and Global X Management Company LLC. 4/
	(b)	Code of Ethics of Global X Funds and Global X Management Company LLC. 29/
	(c)	Code of Ethics of Global X Funds and Global X Management Company LLC. 58/
	(d)	Code of Ethics of Distributor. 4/
	(e)	Code of Ethics of Mirae Asset Global Investments (USA) LLC. 58/
	(f)	Code of Ethics of Mirae Asset Global Investments (Hong Kong) Limited. 62/

* Filed herein.
** To be filed by Amendment.

1/ Incorporated by reference from the Registrant’s initial Registration Statement, SEC File No. 333-151713, filed June 17, 2008.
10

2/ Incorporated by reference from the Registrant’s Pre-effective Amendment #1, SEC File No. 333-151713, filed August 15, 2008.

3/ Incorporated by reference from the Registrant’s Pre-effective Amendment #2, SEC File No. 333-151713, filed October 27, 2008.

4/ Incorporated by reference from the Registrant’s Post-effective Amendment #2, SEC File No. 333-151713, filed January 20, 2009.

5/ Incorporated by reference from the Registrant’s Post-effective Amendment #4, SEC File No. 333-151713, filed November 16, 2009.

6/ Incorporated by reference from the Registrant’s Post-effective Amendment #7, SEC File No. 333-151713, filed February 26, 2010.

7/ Incorporated by reference from the Registrant’s Post-effective Amendment #9, SEC File No. 333-151713, filed April 16, 2010.

8/ Incorporated by reference from the Registrant’s Post-effective Amendment #11, SEC File No. 333-151713, filed June 16, 2010.

9/ Incorporated by reference from the Registrant’s Post-effective Amendment #15, SEC File No. 333-151713, filed October 27, 2010.

10/ Incorporated by reference from the Registrant’s Post-effective Amendment #20, SEC File No. 333-151713, filed January 10, 2011.

11/ Incorporated by reference from the Registrant’s Post-effective Amendment #31, SEC File No. 333-151713, filed May 3, 2011.

12/ Incorporated by reference from the Registrant’s Post-effective Amendment #32, SEC File No. 333-151713, filed May 11, 2011.

13/ Incorporated by reference from the Registrant’s Post-effective Amendment #41, SEC File No. 333-151713, filed September 20, 2011.

14/ Incorporated by reference from the Registrant’s Post-effective Amendment #52, SEC File No. 333-151713, filed November 22, 2011.

15/ Incorporated by reference from the Registrant’s Post-effective Amendment #59, SEC File No. 333-151713, filed February 3, 2012.

18/ Incorporated by reference from the Registrant’s Post-effective Amendment #68, SEC File No. 333-151713, filed April 25, 2012.

11

19/ Incorporated by reference from the Registrant’s Post-effective Amendment #71, SEC File No. 333-151713, filed May 29, 2012.

20/ Incorporated by reference from the Registrant’s Post-effective Amendment #80, SEC File No. 333-151713, filed September 5, 2012.

21/ Incorporated by reference from the Registrant’s Post-effective Amendment #93, SEC File No. 333-151713, filed November 26, 2012.

22/ Incorporated by reference from the Registrant’s Post-effective Amendment #122, SEC File No. 333-151713, filed July 30, 2013.

24/ Incorporated by reference from the Registrant's Post-effective Amendment # 128, SEC File No. 333-151713, filed October 29, 2013.

25/ Incorporated by reference from the Registrant's Post-effective Amendment # 133, SEC File No. 333-151713, filed February 5, 2014.

26/ Incorporated by reference from the Registrant's Post-effective Amendment # 135, SEC File No. 333-151713, filed February 25, 2014.

27/Incorporated by reference from the Registrant's Post-effective Amendment # 167, SEC File No. 333-151713, filed September 17, 2014.

28/Incorporated by reference from the Registrant's Post-effective Amendment # 173, SEC File No. 333-151713, filed September 29, 2014.

29/Incorporated by reference from the Registrant's Post-effective Amendment # 211, SEC File No. 333-151713, filed February 26, 2015.

30/Incorporated by reference from the Registrant's Post-effective Amendment # 218, SEC File No. 333-151713, filed March 11, 2015.

31/Incorporated by reference from the Registrant's Post-effective Amendment # 220, SEC File No. 333-151713, filed March 19, 2015.

32/Incorporated by reference from the Registrant's Post-effective Amendment # 243, SEC File No. 333-151713, filed May 21, 2015.

33/Incorporated by reference from the Registrant's Post-effective Amendment # 269, SEC File No. 333-151713, filed September 9, 2015.

34/Incorporated by reference from the Registrant's Post-effective Amendment # 331, SEC File No. 333-151713, filed March 24, 2016.

35/Incorporated by reference from the Registrant's Post-effective Amendment # 346, SEC File No. 333-151713, filed May 6, 2016.
12

36/Incorporated by reference from the Registrant's Post-effective Amendment # 392, SEC File No. 333-151713, filed October 25, 2016.

37/Incorporated by reference from the Registrant's Post-effective Amendment # 424, SEC File No. 333-151713, filed March 1, 2017.

38/Incorporated by reference from the Registrant's Post-effective Amendment # 481, SEC File No. 333-151713, filed October 2, 2017.

39/Incorporated by reference from the Registrant's Post-effective Amendment # 498, SEC File No. 333-151713, filed February 27, 2018.

40/Incorporated by reference from the Registrant's Post-effective Amendment # 521, SEC File No. 333-151713, filed June 8, 2018.

41/Incorporated by reference from the Registrant’s Post-effective Amendment # 524, SEC File No. 333-151713, filed June 22, 2018.

42/ Incorporated by reference from the Registrant’s Post-effective Amendment # 525, SEC File No. 333-151713, filed July 3, 2018.

43/ Incorporated by reference from the Registrant’s Post-effective Amendment # 550, SEC File No. 333-151713, filed October 19, 2018.

44/ Incorporated by reference from the Registrant’s Post-effective Amendment # 564, SEC File No. 333-151713, filed February 25, 2019.

45/ Incorporated by reference from the Registrant’s Post-effective Amendment #568, SEC File No. 333-151713, filed March 19, 2019.

46/ Incorporated by reference from the Registrant’s Post-effective Amendment #571, SEC File No. 333-151713, filed March 25, 2019.

47/ Incorporated by reference from the Registrant’s Post-effective Amendment #573, SEC File No. 333-151713, filed April 2, 2019.

48/ Incorporated by reference from the Registrant’s Post-effective Amendment #582, SEC File No. 333-151713, filed September 3, 2019.

49/ Incorporated by reference from the Registrant’s Post-effective Amendment #587, SEC File No. 333-151713, filed September 25, 2019.

50/ Incorporated by reference from the Registrant’s Post-effective Amendment #588, SEC File No. 333-151713, filed October 9, 2019.

13

51/ Incorporated by reference from the Registrant’s Post-effective Amendment #591, SEC File No. 333-151713, filed February 24, 2020.

52/ Incorporated by reference from the Registrant’s Post-effective Amendment #592, SEC File No. 333-151713, filed March 6, 2020.

53/ Incorporated by reference from the Registrant’s Post-effective Amendment #596, SEC File No. 333-151713, filed March 23, 2020.

54/ Incorporated by reference from the Registrant’s Post-effective Amendment #599, SEC File No. 333-151713, filed May 20, 2020.

55/ Incorporated by reference from the Registrant’s Post-effective Amendment #600, SEC File No. 333-151713, filed May 26, 2020.

56/ Incorporated by reference from the Registrant’s Post-effective Amendment #610, SEC File No. 333-151713, filed July 24, 2020.

57/ Incorporated by reference from the Registrant’s Post-effective Amendment #616, SEC File No. 333-151713, filed August 24, 2020.

58/ Incorporated by reference from the Registrant’s Post-effective Amendment #626, SEC File No. 333-151713, filed September 29, 2020.

59/ Incorporated by reference from the Registrant’s Post-effective Amendment #627, SEC File No. 333-151713, filed October 14, 2020.

60/ Incorporated by reference from the Registrant’s Post-effective Amendment #628, SEC File No. 333-151713, filed October 21, 2020.

61/ Incorporated by reference from the Registrant’s Post-effective Amendment #630, SEC File No. 333-151713, filed November 12, 2020.

62/ Incorporated by reference from the Registrant’s Post-effective Amendment #631, SEC File No. 333-151713, filed January 4, 2021.

63/ Incorporated by reference from the Registrant’s Post-effective Amendment #633, SEC File No. 333-151713, filed January 26, 2021.

64/ Incorporated by reference from the Registrant’s Post-effective Amendment #634, SEC File No. 333-151713, filed February 23, 2021.

65/ Incorporated by reference from the Registrant’s Post-effective Amendment #635, SEC File No. 333-151713, filed March 24, 2021.

66/ Incorporated by reference from the Registrant’s Post-effective Amendment #644, SEC File No. 333-151713, filed June 23, 2021.
14

67/ Incorporated by reference from the Registrant’s Post-Effective Amendment #647, SEC File No. 333-151713, filed July 20, 2021.

ITEM 17. UNDERTAKINGS

(1) The undersigned Registrant agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel supporting the tax consequences of the Reorganization within a reasonably prompt time after receipt of such opinion.

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SIGNATURES

As required by the Securities Act of 1933, as amended, this registration statement has been signed on behalf of the Registrant, in the City of New York, State of New York on the 24th day of August, 2021.

Global X Funds By: /s/ Luis Berruga Luis Berruga President

As required by the Securities Act of 1933, as amended, this registration statement has been signed by the following persons in the capacities on the 24th day of August, 2021.

Name	Title	Date

/s/Luis Berruga Luis Berruga	Trustee, President	August 24, 2021

/s/John Belanger	Principal Financial Officer	August 24, 2021
John Belanger

/s/Ronnie Riven Ronnie Riven	Treasurer	August 24, 2021

/s/Charles A. Baker* Charles A. Baker	Trustee	August 24, 2021

/s/Susan M. Ciccarone* Susan M. Ciccarone	Trustee	August 24, 2021

/s/ Clifford J. Weber* Clifford J. Weber	Trustee	August 24, 2021

*/s/Luis Berruga Luis Berruga Attorney-in-Fact, pursuant to power of attorney		August 24, 2021

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Exhibit Index

(11)	Opinion and Consent of Stradley Ronon Stevens & Young LLP
(14)	Consent of Independent Registered Public Accounting Firm
(16)	Power of Attorney

17